Schedule of Investments
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
January 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.96%
U.S. Treasury Inflation — Indexed Notes-99.96%(a)
0.13%, 04/15/2022	$2,814,900	$3,254,225
0.13%, 07/15/2022	2,594,600	3,208,127
0.13%, 01/15/2023	2,594,900	3,210,757
0.63%, 04/15/2023	2,980,500	3,464,091
0.38%, 07/15/2023	2,594,600	3,236,270
0.63%, 01/15/2024	2,595,100	3,257,973
0.50%, 04/15/2024	2,041,800	2,374,267
0.13%, 07/15/2024	2,597,400	3,208,635
0.13%, 10/15/2024	2,232,800	2,552,930
0.25% - 2.38%, 01/15/2025	4,368,000	6,164,154
0.13%, 04/15/2025	2,253,900	2,561,066
0.38%, 07/15/2025	2,597,400	3,259,796
0.13%, 10/15/2025	2,174,700	2,472,104
0.63% - 2.00%, 01/15/2026	3,962,700	5,424,209
0.13%, 04/15/2026	2,527,700	2,841,540
0.13%, 07/15/2026	2,335,300	2,887,977
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.13%, 10/15/2026	$2,459,500	$2,669,256
0.38% - 2.38%, 01/15/2027	3,410,000	4,635,501
Total U.S. Treasury Securities (Cost $60,908,484)		60,682,878
	Shares
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $125,054)	125,054	125,054
TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $61,033,538)		60,807,932
OTHER ASSETS LESS LIABILITIES-(0.16)%		(99,945)
NET ASSETS-100.00%		$60,707,987
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$60,551	$844,317	$(779,814)	$-	$-	$125,054	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,543,304	6,304,653	(7,847,957)	-	-	-	49*
Invesco Private Prime Fund	3,601,042	7,695,127	(11,295,516)	-	(653)	-	580*
Total	$5,204,897	$14,844,097	$(19,923,287)	$-	$(653)	$125,054	$637

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Australia-7.45%
Adbri Ltd.	2,637	$5,463
AGL Energy Ltd.	3,635	18,260
ALS Ltd.	2,785	23,350
Altium Ltd.	629	16,123
Alumina Ltd.	14,481	19,406
AMP Ltd.(a)	19,902	12,386
Ampol Ltd.	1,345	28,393
Ansell Ltd.	740	14,000
APA Group	6,545	44,245
Appen Ltd.	629	4,340
Aristocrat Leisure Ltd.	3,599	104,179
ASX Ltd.(b)	1,073	63,613
Atlas Arteria Ltd.	5,461	25,324
Aurizon Holdings Ltd.	9,994	24,987
AusNet Services Ltd.	10,586	19,392
Australia & New Zealand Banking Group Ltd.	15,681	295,311
Bank of Queensland Ltd.(b)	3,634	19,689
Beach Energy Ltd.	10,253	10,809
Bendigo & Adelaide Bank Ltd.(b)	3,044	18,508
BHP Group Ltd.(b)	27,960	894,176
BlueScope Steel Ltd.	2,762	35,977
Boral Ltd.(a)	2,268	9,429
Brambles Ltd.	7,956	54,566
carsales.com Ltd.	1,768	27,915
Challenger Ltd.	3,339	13,594
Charter Hall Group	2,674	31,920
CIMIC Group Ltd.	555	6,461
Cleanaway Waste Management Ltd.	7,839	15,963
Cochlear Ltd.	355	48,429
Coles Group Ltd.	7,172	82,376
Commonwealth Bank of Australia	9,465	627,490
Computershare Ltd.	3,044	42,002
Crown Resorts Ltd.(a)	2,045	17,536
CSL Ltd.	2,686	497,062
CSR Ltd.	2,785	11,033
Deterra Royalties Ltd.	2,415	7,335
Dexus	6,088	44,381
Domain Holdings Australia Ltd.	1,308	4,384
Domino’s Pizza Enterprises Ltd.	333	24,537
Downer EDI Ltd.	3,450	13,338
Endeavour Group Ltd.	7,172	32,029
Evolution Mining Ltd.	9,242	23,089
Flight Centre Travel Group Ltd.(a)(b)	814	9,639
Fortescue Metals Group Ltd.	8,817	124,398
Glencore PLC	73,451	382,995
Goodman Group	10,254	168,590
GPT Group (The)	10,809	38,330
Harvey Norman Holdings Ltd.	3,450	11,976
IDP Education Ltd.	999	20,877
IGO Ltd.	3,560	29,835
Iluka Resources Ltd.	2,415	17,763
Incitec Pivot Ltd.	11,067	25,853
Insignia Financial Ltd.	3,598	8,974
Insurance Australia Group Ltd.	13,408	40,229
JB Hi-Fi Ltd.	629	20,531
Lendlease Corp. Ltd.	3,820	26,995
Macquarie Group Ltd.	1,935	253,071
Magellan Financial Group Ltd.(b)	777	10,292
Medibank Pvt Ltd.	15,973	35,008
Metcash Ltd.(b)	5,459	15,299
Mineral Resources Ltd.	777	30,660
	Shares	Value
Australia-(continued)
Mirvac Group	22,207	$41,278
National Australia Bank Ltd.	18,250	350,680
Newcrest Mining Ltd.	4,610	70,690
NEXTDC Ltd.(a)	2,600	19,864
Northern Star Resources Ltd.	6,532	38,640
Nufarm Ltd.	1,860	5,872
Orica Ltd.	2,341	23,085
Origin Energy Ltd.	10,216	40,700
Orora Ltd.	4,942	12,083
OZ Minerals Ltd.	1,860	31,943
Perpetual Ltd.	259	6,033
Platinum Asset Management Ltd.	1,749	3,063
Pro Medicus Ltd.(b)	223	7,205
Qantas Airways Ltd.(a)	4,167	14,248
QBE Insurance Group Ltd.	8,394	66,266
Qube Holdings Ltd.	8,394	17,281
Ramsay Health Care Ltd.	998	44,391
REA Group Ltd.(b)	279	28,866
Reece Ltd.	1,528	23,552
Rio Tinto Ltd.	2,059	162,916
Rio Tinto PLC	6,023	423,291
Santos Ltd.	17,296	87,297
Scentre Group	29,344	61,045
SEEK Ltd.	1,933	39,932
Seven Group Holdings Ltd.	740	11,405
Shopping Centres Australasia Property Group	6,124	12,241
Sonic Healthcare Ltd.	2,648	70,546
South32 Ltd.	25,871	70,794
Star Entertainment Group Ltd. (The)(a)	4,795	11,602
Stockland	13,815	39,838
Suncorp Group Ltd.	7,284	57,075
Sydney Airport(a)	7,469	45,616
Tabcorp Holdings Ltd.	11,769	41,244
Telstra Corp. Ltd.	23,538	65,248
TPG Telecom Ltd.	2,119	8,845
Transurban Group	16,862	148,459
Treasury Wine Estates Ltd.	4,203	31,533
Vicinity Centres	21,728	25,123
Washington H Soul Pattinson & Co. Ltd.	1,475	28,442
Wesfarmers Ltd.	6,276	235,589
Westpac Banking Corp.	20,276	291,579
Whitehaven Coal Ltd.(a)	4,980	9,403
WiseTech Global Ltd.	481	15,652
Woodside Petroleum Ltd.	5,424	96,137
Woolworths Group Ltd.	6,902	168,009
Worley Ltd.	1,860	15,136
		7,723,852
Austria-0.31%
ams-OSRAM AG(a)	1,441	24,060
ANDRITZ AG	371	19,708
Erste Group Bank AG	1,603	74,424
Mondi PLC	2,685	67,006
OMV AG	812	49,280
Raiffeisen Bank International AG	740	20,675
Telekom Austria AG(a)	777	6,718
Verbund AG	370	39,089
voestalpine AG	666	22,184
		323,144
Belgium-0.84%
Ackermans & van Haaren N.V.	111	21,370
Ageas S.A./N.V.	999	47,955
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Belgium-(continued)
Anheuser-Busch InBev S.A./N.V.	4,608	$289,694
D’Ieteren Group	112	19,464
Elia Group S.A./N.V.	185	24,904
Etablissements Franz Colruyt N.V.	296	11,972
Galapagos N.V.(a)	259	17,391
Groupe Bruxelles Lambert S.A.	563	60,284
KBC Group N.V.	1,522	131,828
Proximus SADP	777	15,812
Sofina S.A.	75	29,822
Solvay S.A., Class A	371	44,584
Telenet Group Holding N.V.	259	9,918
UCB S.A.	666	65,969
Umicore S.A.	1,147	43,269
Warehouses De Pauw C.V.A.	777	33,353
		867,589
Bermuda-0.00%
Brightoil Petroleum Holdings Ltd.(a)(c)	462	0
Brazil-0.05%
Yara International ASA	923	47,323
Cambodia-0.01%
NagaCorp Ltd.	6,692	5,321
Chile-0.03%
Antofagasta PLC(b)	1,973	35,977
China-0.89%
AAC Technologies Holdings, Inc.	3,807	11,529
BeiGene Ltd.(a)	3,370	60,742
BOC Hong Kong Holdings Ltd.	20,114	77,511
Budweiser Brewing Co. APAC Ltd.(d)	9,898	26,086
China Travel International Investment Hong Kong Ltd.(a)	15,198	3,148
Chow Tai Fook Jewellery Group Ltd.	8,909	15,584
ESR Cayman Ltd.(a)(d)	10,002	33,814
FIH Mobile Ltd.(a)	17,371	2,668
HUTCHMED China Ltd.(a)	2,500	13,211
Kerry Logistics Network Ltd.	1,263	3,162
Lee & Man Paper Manufacturing Ltd.	8,642	5,910
Lenovo Group Ltd.	41,428	44,663
MicroPort Scientific Corp.	2,819	8,087
Minth Group Ltd.	4,329	20,064
MMG Ltd.(a)	13,057	4,225
Nexteer Automotive Group Ltd.	5,389	5,913
Prosus N.V.(a)	4,873	405,017
Shangri-La Asia Ltd.(a)	6,527	5,105
Shui On Land Ltd.	20,144	2,853
SITC International Holdings Co. Ltd.	6,545	24,841
Tingyi Cayman Islands Holding Corp.	10,889	22,579
Towngas Smart Energy Co. Ltd.(a)	5,488	4,062
Uni-President China Holdings Ltd.	6,548	6,214
Want Want China Holdings Ltd.	30,387	29,734
Wharf Holdings Ltd. (The)	7,614	25,974
Wilmar International Ltd.	11,622	36,795
Xinyi Glass Holdings Ltd.	10,912	28,933
		928,424
Denmark-2.22%
Ambu A/S, Class B(b)	962	20,346
AP Moller - Maersk A/S, Class A	22	73,467
AP Moller - Maersk A/S, Class B	30	107,423
Carlsberg A/S, Class B	533	85,987
Chr. Hansen Holding A/S	590	47,185
Coloplast A/S, Class B	740	107,308
	Shares	Value
Denmark-(continued)
Danske Bank A/S	3,710	$71,721
Demant A/S(a)	592	26,130
DSV A/S	1,077	218,536
Genmab A/S(a)	328	111,190
GN Store Nord A/S	738	44,541
H Lundbeck A/S	333	8,451
Novo Nordisk A/S, Class B	8,799	878,957
Novozymes A/S, Class B	1,109	75,997
Orsted A/S(d)	1,045	111,106
Pandora A/S	536	57,983
Rockwool International A/S, Class B	37	14,119
Royal Unibrew A/S	260	29,780
SimCorp A/S	222	20,625
Tryg A/S	1,705	40,189
Vestas Wind Systems A/S	5,592	150,069
		2,301,110
Finland-1.29%
Elisa OYJ	814	47,754
Fortum OYJ	2,417	65,749
Huhtamaki OYJ	518	20,371
Kesko OYJ, Class B	1,494	47,255
Kojamo OYJ	1,110	25,378
Kone OYJ, Class B	2,177	141,226
Metso Outotec OYJ	3,487	37,180
Neste OYJ	2,342	104,873
Nokia OYJ(a)	31,222	184,752
Nokian Renkaat OYJ	777	26,128
Nordea Bank Abp	20,052	238,574
Orion OYJ, Class B	592	23,995
Sampo OYJ, Class A	2,802	138,968
Stora Enso OYJ, Class R	3,265	66,384
UPM-Kymmene OYJ	2,954	107,374
Valmet OYJ(b)	740	28,116
Wartsila OYJ Abp	2,822	34,886
		1,338,963
France-9.91%
Accor S.A.(a)	1,035	37,865
Adevinta ASA, Class B(a)	1,308	13,688
Aeroports de Paris(a)(b)	148	19,993
Air Liquide S.A.	2,567	439,273
Airbus SE(a)	3,083	392,715
ALD S.A.(b)(d)	444	6,617
Alstom S.A.	1,676	54,274
Amundi S.A.(d)	333	25,891
Arkema S.A.	370	54,444
Atos SE	518	18,449
AXA S.A.	10,662	336,724
BioMerieux	223	26,059
BNP Paribas S.A.	6,067	432,618
Bollore S.A.	5,717	30,776
Bouygues S.A.	1,184	41,574
Bureau Veritas S.A.	1,601	45,751
Capgemini SE	868	194,183
Carrefour S.A.	3,593	68,256
Cie de Saint-Gobain	2,629	178,202
Cie Generale des Etablissements Michelin S.C.A.	970	161,995
Cie Plastic Omnium S.A.	333	7,724
CNP Assurances	851	20,815
Covivio	295	24,554
Credit Agricole S.A.	6,988	104,666
Danone S.A.	3,328	206,880

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
France-(continued)
Dassault Aviation S.A.	112	$13,231
Dassault Systemes SE	3,689	177,232
Edenred	1,382	59,101
Eiffage S.A.	408	42,701
Electricite de France S.A.	2,970	28,293
ENGIE S.A.	9,192	140,525
EssilorLuxottica S.A.	1,649	312,009
Eurazeo SE	223	17,677
Faurecia SE	666	28,841
Gecina S.A.	295	39,841
Getlink SE	2,637	41,503
Hermes International	172	257,134
ICADE	185	13,270
Imerys S.A.	222	10,154
Ipsen S.A.	185	17,967
JCDecaux S.A.(a)	407	11,069
Kering S.A.	407	303,217
Klepierre S.A.(a)	999	26,437
La Francaise des Jeux SAEM(d)	481	19,835
Legrand S.A.	1,493	151,608
L’Oreal S.A.	1,334	569,804
LVMH Moet Hennessy Louis Vuitton SE	1,391	1,141,234
Neoen S.A.(a)(d)	149	5,308
Orange S.A.	10,627	124,287
Orpea S.A.	259	11,317
Pernod Ricard S.A.	1,173	249,928
Publicis Groupe S.A.	1,327	89,641
Remy Cointreau S.A.	136	28,297
Renault S.A.(a)	1,036	41,013
Rexel S.A.(a)	1,749	38,945
Rubis S.C.A.	518	16,677
Safran S.A.	1,930	233,641
Sanofi	6,039	626,393
Sartorius Stedim Biotech	133	58,103
Schneider Electric SE	2,933	497,502
SCOR SE	888	30,093
SEB S.A.	167	25,286
Societe Generale S.A.	4,305	159,366
Sodexo S.A.	481	44,458
SOITEC(a)	112	20,340
Suez S.A.	482	10,725
Teleperformance	322	121,061
Thales S.A.	555	50,908
TotalEnergies SE	13,448	760,060
Ubisoft Entertainment S.A.(a)(b)	518	29,563
Unibail-Rodamco-Westfield(a)(b)	569	43,348
Valeo	1,382	38,534
Veolia Environnement S.A.	3,387	122,290
Vinci S.A.	2,786	304,102
Vivendi SE	3,868	50,581
Wendel SE	148	16,058
Worldline S.A.(a)(d)	1,347	65,296
		10,279,790
Germany-8.05%
1&1 AG	259	6,846
adidas AG	1,061	288,128
Allianz SE	2,278	582,165
Aroundtown S.A.	6,385	39,101
Auto1 Group SE(a)(d)	370	6,377
BASF SE	5,074	384,505
Bayer AG	5,420	327,871
Bayerische Motoren Werke AG	1,780	185,471
	Shares	Value
Germany-(continued)
Bayerische Motoren Werke AG, Preference Shares	333	$28,408
Bechtle AG	444	26,346
Beiersdorf AG	555	54,799
Brenntag SE	857	72,686
Carl Zeiss Meditec AG, BR	186	29,514
Commerzbank AG(a)	5,766	49,040
Continental AG(a)	599	57,223
Covestro AG(d)	999	59,272
CTS Eventim AG & Co. KGaA(a)	333	23,374
Daimler Truck Holding AG(a)	2,314	81,400
Deutsche Bank AG(a)	11,327	155,265
Deutsche Boerse AG	1,018	179,393
Deutsche Lufthansa AG(a)	3,377	25,869
Deutsche Post AG	5,394	320,737
Deutsche Telekom AG	18,748	350,387
Deutsche Wohnen SE	251	10,158
DWS Group GmbH & Co. KGaA(d)	185	7,387
E.ON SE	12,004	164,438
Evonik Industries AG	1,073	34,630
Evotec SE(a)	849	33,940
Fielmann AG	148	9,357
Fraport AG Frankfurt Airport Services Worldwide(a)	185	12,444
Fresenius Medical Care AG & Co. KGaA	1,145	77,090
Fresenius SE & Co. KGaA	2,304	94,427
Fuchs Petrolub SE	185	6,161
Fuchs Petrolub SE, Preference Shares	407	17,483
GEA Group AG	925	43,292
Hannover Rueck SE	333	66,652
HeidelbergCement AG	849	58,303
Hella GmbH & Co. KGaA	259	18,047
HelloFresh SE(a)	924	60,636
Henkel AG & Co. KGaA	555	43,568
Henkel AG & Co. KGaA, Preference Shares	968	78,628
HOCHTIEF AG	111	8,548
Infineon Technologies AG	7,219	294,041
KION Group AG	444	40,455
Knorr-Bremse AG	370	37,245
LANXESS AG	481	28,966
LEG Immobilien SE	407	53,609
Mercedes-Benz Group AG	4,629	362,874
Merck KGaA	702	152,588
METRO AG	740	7,477
MTU Aero Engines AG	296	62,282
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	777	243,057
Nemetschek SE	296	26,953
Porsche Automobil Holding SE, Preference Shares	851	78,812
ProSiebenSat.1 Media SE	888	13,722
Puma SE	555	58,607
Rational AG	18	14,928
Rheinmetall AG	258	26,692
RWE AG	3,493	146,445
SAP SE	6,147	759,403
Sartorius AG	13	6,143
Sartorius AG, Preference Shares	136	72,649
Scout24 SE(d)	421	24,871
Siemens AG	4,170	653,879
Siemens Energy AG(a)	2,416	53,620
Siemens Healthineers AG(d)	1,537	97,796
SUSE S.A.(a)	199	6,514
Symrise AG	703	83,697
Talanx AG	296	13,995

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Germany-(continued)
TeamViewer AG(a)(d)	888	$13,326
Telefonica Deutschland Holding AG	3,857	10,982
thyssenkrupp AG(a)	2,674	26,960
Traton SE	296	7,036
TUI AG(a)	4,152	14,200
Uniper SE	482	21,634
United Internet AG	592	22,982
Vantage Towers AG	371	12,043
Varta AG(b)	74	7,916
Vitesco Technologies Group AG(a)	111	5,446
Volkswagen AG	177	50,438
Volkswagen AG, Preference Shares	1,016	208,790
Vonovia SE	4,327	244,372
Wacker Chemie AG	74	10,631
Zalando SE(a)(d)	1,220	95,706
		8,353,148
Hong Kong-2.37%
AIA Group Ltd.	67,026	696,172
ASM Pacific Technology Ltd.	1,741	17,321
Bank of East Asia Ltd. (The)	7,166	12,204
Cafe de Coral Holdings Ltd.	2,159	3,660
Cathay Pacific Airways Ltd.(a)	5,377	4,475
Champion REIT	11,931	6,036
CK Asset Holdings Ltd.	10,888	72,509
CK Hutchison Holdings Ltd.	14,705	104,256
CK Infrastructure Holdings Ltd.	3,296	20,324
CLP Holdings Ltd.	8,739	87,305
Dah Sing Banking Group Ltd.	2,174	2,061
Dah Sing Financial Holdings Ltd.	869	2,821
Dairy Farm International Holdings Ltd.	1,786	4,774
Guotai Junan International Holdings Ltd.	14,111	1,908
Haitong International Securities Group Ltd.	14,069	3,248
Hang Lung Group Ltd.	4,416	9,798
Hang Lung Properties Ltd.	10,912	23,355
Hang Seng Bank Ltd.	4,026	79,559
Henderson Land Development Co. Ltd.	7,584	33,175
Hong Kong & China Gas Co. Ltd. (The)	59,892	92,171
Hong Kong Exchanges & Clearing Ltd.	7,026	396,505
Hongkong Land Holdings Ltd.	6,531	35,397
Huabao International Holdings Ltd.	5,425	3,359
Hutchison Port Holdings Trust, Class U	29,034	6,823
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,614	1,080
Hysan Development Co. Ltd.	3,296	10,103
Jardine Matheson Holdings Ltd.	1,147	67,786
Johnson Electric Holdings Ltd., H Shares	1,662	2,822
Kerry Properties Ltd.	3,784	10,676
Lifestyle International Holdings Ltd.(a)	2,713	1,486
Link REIT	11,636	99,772
Man Wah Holdings Ltd.	6,501	9,988
Mapletree North Asia Commercial Trust(d)	11,992	9,617
Melco International Development Ltd.(a)(b)	5,380	6,366
MTR Corp. Ltd.	8,147	44,022
New World Development Co. Ltd.	7,656	31,186
NWS Holdings Ltd.	8,665	8,621
PCCW Ltd.	24,985	13,154
Power Assets Holdings Ltd.	7,623	46,886
Shun Tak Holdings Ltd.(a)	10,883	2,883
Sino Land Co. Ltd.	17,416	22,568
Sun Hung Kai Properties Ltd.	7,639	93,024
Swire Pacific Ltd., Class A	2,740	16,516
Swire Pacific Ltd., Class B	5,440	5,379
	Shares	Value
Hong Kong-(continued)
Swire Properties Ltd.	6,303	$16,832
Techtronic Industries Co. Ltd.	7,062	115,926
United Energy Group Ltd.	43,446	6,428
Vinda International Holdings Ltd.(b)	1,117	3,013
Vitasoy International Holdings Ltd.(b)	4,362	8,517
VTech Holdings Ltd.	875	6,907
WH Group Ltd.	43,289	28,868
Wharf Real Estate Investment Co. Ltd.	8,738	41,488
Yue Yuen Industrial Holdings Ltd.(a)	4,344	7,341
		2,458,471
Indonesia-0.01%
First Pacific Co. Ltd.	15,111	5,822
Golden Agri-Resources Ltd.	35,654	6,480
		12,302
Ireland-0.62%
AIB Group PLC(a)	4,463	11,760
CRH PLC	4,289	215,516
Flutter Entertainment PLC(a)	925	140,137
Glanbia PLC(b)	1,109	15,264
Kerry Group PLC, Class A	851	107,007
Kingspan Group PLC	850	81,979
Smurfit Kappa Group PLC	1,456	76,653
		648,316
Israel-0.65%
Airport City Ltd.(a)	407	9,855
Alony Hetz Properties & Investments Ltd.	592	11,021
Amot Investments Ltd.	777	6,557
Ashtrom Group Ltd.	221	6,157
Azrieli Group Ltd.	222	19,969
Bank Hapoalim BM	6,680	68,989
Bank Leumi Le-Israel BM	8,170	87,173
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	11,807	20,216
Big Shopping Centers Ltd.	38	6,073
Elbit Systems Ltd.	147	24,397
Electra Ltd.	1	727
Energix-Renewable Energies Ltd.	1,036	4,121
Enlight Renewable Energy Ltd.(a)	5,091	11,470
Fattal Holdings 1998 Ltd.(a)(b)	2	240
First International Bank of Israel Ltd. (The)	296	12,255
Gav-Yam Lands Corp. Ltd.	554	7,015
Gazit-Globe Ltd.	481	4,957
Harel Insurance Investments & Financial Services Ltd.	629	7,263
ICL Group Ltd.	4,005	36,074
Israel Corp. Ltd. (The)(a)	2	813
Israel Discount Bank Ltd., Class A	6,753	45,056
Maytronics Ltd.	258	5,503
Melisron Ltd.(a)	111	9,709
Mivne Real Estate KD Ltd.	3,894	16,606
Mizrahi Tefahot Bank Ltd.	740	28,456
Nice Ltd.(a)	331	84,503
Nova Ltd.(a)	149	17,349
OPC Energy Ltd.(a)	407	4,747
Paz Oil Co. Ltd.(a)	38	5,342
Phoenix Holdings Ltd. (The)	703	8,344
Sapiens International Corp. N.V.	148	4,722
Shapir Engineering and Industry Ltd.	629	6,041
Shikun & Binui Ltd.(a)	1,182	7,612
Shufersal Ltd.	629	5,897
Strauss Group Ltd.	222	7,341

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Israel-(continued)
Teva Pharmaceutical Industries Ltd.(a)	5,570	$47,075
Tower Semiconductor Ltd.(a)	592	20,306
		669,951
Italy-2.09%
A2A S.p.A.	8,946	16,958
Amplifon S.p.A.	703	29,711
Assicurazioni Generali S.p.A.	6,808	142,575
Atlantia S.p.A.(a)	2,728	50,439
Banca Mediolanum S.p.A.	1,456	14,095
Buzzi Unicem S.p.A.	555	11,528
Davide Campari-Milano N.V.	2,786	34,766
De Longhi S.p.A.	406	13,937
DiaSorin S.p.A.	112	17,224
Enel S.p.A.	42,907	328,238
Eni S.p.A.	13,728	205,393
Ferrari N.V.	657	150,769
FinecoBank Banca Fineco S.p.A.	3,450	57,754
Hera S.p.A.	4,462	18,490
Infrastrutture Wireless Italiane S.p.A.(d)	2,008	21,597
Interpump Group S.p.A.	444	27,267
Intesa Sanpaolo S.p.A.	92,030	271,452
Italgas S.p.A.	2,822	18,650
Iveco Group N.V.(a)	1,090	11,571
Leonardo S.p.A.	2,267	16,289
Mediobanca Banca di Credito Finanziario S.p.A.(b)	3,930	44,848
Moncler S.p.A.	1,191	75,853
Nexi S.p.A.(a)(d)	3,304	48,244
Pirelli & C S.p.A.(d)	2,711	19,091
Poste Italiane S.p.A.(d)	2,637	35,169
PRADA S.p.A.	3,043	18,595
Prysmian S.p.A.	1,492	50,093
Recordati Industria Chimica e Farmaceutica S.p.A.	555	30,908
Reply S.p.A.	112	18,734
Snam S.p.A.(b)	12,655	70,527
Telecom Italia S.p.A.	61,645	28,927
Telecom Italia S.p.A., RSP	34,974	15,571
Terna Rete Elettrica Nazionale S.p.A.	8,024	62,719
UniCredit S.p.A.	11,872	186,857
UnipolSai Assicurazioni S.p.A.	2,415	7,008
		2,171,847
Japan-22.81%
ABC-Mart, Inc.	148	6,772
Acom Co. Ltd.(b)	2,267	6,353
Activia Properties, Inc.	4	13,487
Advance Residence Investment Corp.	7	20,616
Advantest Corp.	1,108	94,335
Aeon Co. Ltd.	3,867	88,063
AEON Financial Service Co. Ltd.(b)	666	6,991
Aeon Mall Co. Ltd.	703	10,166
AEON REIT Investment Corp.	9	11,429
AGC, Inc.	1,036	47,421
Aica Kogyo Co. Ltd.	296	8,155
Ain Holdings, Inc.	148	7,605
Air Water, Inc.(b)	888	13,511
Aisin Corp.	962	34,969
Ajinomoto Co., Inc.	2,649	73,906
Alfresa Holdings Corp.	1,036	14,776
Alps Alpine Co. Ltd.	1,110	12,105
Amada Co. Ltd.	1,750	16,942
Amano Corp.	370	7,443
ANA Holdings, Inc.(a)	666	14,026
	Shares	Value
Japan-(continued)
Anritsu Corp.	777	$10,688
Aozora Bank Ltd.	666	14,973
Ariake Japan Co. Ltd.	111	5,890
As One Corp.	148	7,320
Asahi Group Holdings Ltd.	2,378	97,069
Asahi Intecc Co. Ltd.	1,073	18,268
Asahi Kasei Corp.	6,974	68,486
Asics Corp.	961	18,748
ASKUL Corp.	222	2,702
Astellas Pharma, Inc.	10,240	164,453
Azbil Corp.	740	29,107
Bandai Namco Holdings, Inc.	1,108	77,811
Bank of Kyoto Ltd. (The)	407	18,962
BayCurrent Consulting, Inc.	74	27,988
Benefit One, Inc.	333	10,106
Benesse Holdings, Inc.	407	7,931
Bic Camera, Inc.(b)	888	7,743
Bridgestone Corp.	3,230	141,620
Brother Industries Ltd.	1,330	24,546
Calbee, Inc.	444	10,210
Canon Marketing Japan, Inc.	259	5,298
Canon, Inc.(b)	5,508	129,910
Capcom Co. Ltd.	1,036	24,960
Casio Computer Co. Ltd.	1,184	14,823
Central Japan Railway Co.	1,034	136,723
Chiba Bank Ltd. (The)	3,415	22,087
Chubu Electric Power Co., Inc.	3,931	39,375
Chugai Pharmaceutical Co. Ltd.	3,571	115,809
Chugoku Bank Ltd. (The)	999	8,124
Chugoku Electric Power Co., Inc. (The)	1,749	13,775
Coca-Cola Bottlers Japan Holdings, Inc.	851	9,958
COMSYS Holdings Corp.	628	14,940
Concordia Financial Group Ltd.	6,457	26,507
Cosmo Energy Holdings Co. Ltd.	340	6,775
Cosmos Pharmaceutical Corp.	74	9,266
Credit Saison Co. Ltd.	925	10,349
CyberAgent, Inc.	2,158	25,115
Dai Nippon Printing Co. Ltd.	1,428	34,343
Daicel Corp.	1,456	10,726
Daido Steel Co. Ltd.	222	8,514
Daifuku Co. Ltd.	553	38,399
Dai-ichi Life Holdings, Inc.	5,667	127,309
Daiichi Sankyo Co. Ltd.	10,423	233,070
Daiichikosho Co. Ltd.	222	6,287
Daikin Industries Ltd.	1,492	313,068
Daio Paper Corp.	443	7,201
Daito Trust Construction Co. Ltd.	369	42,201
Daiwa House Industry Co. Ltd.	3,499	101,979
Daiwa House REIT Investment Corp.	12	35,719
Daiwa Office Investment Corp.	1	6,240
Daiwa Securities Group, Inc.	8,431	50,754
DeNA Co. Ltd.	482	7,488
Denka Co. Ltd.	481	16,801
Denso Corp.	2,564	190,920
Dentsu Group, Inc.	1,219	42,137
DIC Corp.	481	12,273
Disco Corp.	148	40,563
DMG Mori Co. Ltd.	592	9,385
Dowa Holdings Co. Ltd.	259	11,231
East Japan Railway Co.	2,045	116,942
Ebara Corp.	518	25,375
Eisai Co. Ltd.	1,492	75,301

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Elecom Co. Ltd.	258	$3,112
Electric Power Development Co. Ltd.	962	12,579
ENEOS Holdings, Inc.	16,859	66,617
EXEO Group, Inc.	518	10,532
Ezaki Glico Co. Ltd.	296	9,604
Fancl Corp.	370	9,441
FANUC Corp.	1,072	211,870
Fast Retailing Co. Ltd.	284	166,674
Food & Life Cos. Ltd.	592	17,757
FP Corp.	258	8,285
Fuji Electric Co. Ltd.	666	35,796
Fuji Kyuko Co. Ltd.	1	36
Fuji Media Holdings, Inc.	259	2,616
Fuji Oil Holdings, Inc.	259	5,234
FUJIFILM Holdings Corp.	1,908	127,571
Fujitsu General Ltd.	333	6,770
Fujitsu Ltd.	1,020	134,363
Fukuoka Financial Group, Inc.	851	16,706
Fukuyama Transporting Co. Ltd.	185	5,829
Furukawa Electric Co. Ltd.	370	7,626
Fuyo General Lease Co. Ltd.	111	7,343
GLP J-Reit	23	37,015
GMO internet, Inc.	333	7,125
GMO Payment Gateway, Inc.	222	19,382
GOLDWIN, Inc.	186	9,679
GS Yuasa Corp.	444	9,488
GungHo Online Entertainment, Inc.(a)	185	3,874
H.U. Group Holdings, Inc.	296	7,498
Hachijuni Bank Ltd. (The)	2,452	9,039
Hakuhodo DY Holdings, Inc.	1,331	20,379
Hamamatsu Photonics K.K.	703	35,957
Hankyu Hanshin Holdings, Inc.	1,220	35,517
Haseko Corp.	1,455	18,423
Heiwa Corp.	296	4,723
Hikari Tsushin, Inc.	111	13,303
Hino Motors Ltd.	1,601	13,882
Hirogin Holdings, Inc.	1,749	10,167
Hirose Electric Co. Ltd.	185	27,603
Hisamitsu Pharmaceutical Co., Inc.	407	12,452
Hitachi Construction Machinery Co. Ltd.	629	16,084
Hitachi Ltd.	5,102	265,606
Hitachi Metals Ltd.(a)	1,070	19,241
Hitachi Transport System Ltd.	184	8,448
Honda Motor Co. Ltd.	9,448	277,019
Horiba Ltd.	222	11,963
Hoshizaki Corp.	296	21,910
House Foods Group, Inc.	407	10,464
Hoya Corp.	2,010	259,954
Hulic Co. Ltd.	2,119	20,474
Ibiden Co. Ltd.	592	33,006
Ichigo, Inc.	1,184	2,916
Idemitsu Kosan Co. Ltd.	1,308	33,260
IHI Corp.	703	14,115
Iida Group Holdings Co. Ltd.	814	16,931
Industrial & Infrastructure Fund Investment Corp.	11	18,463
Information Services International-Dentsu Ltd.	112	3,479
INFRONEER Holdings, Inc.	777	7,101
Inpex Corp.	4,828	48,395
Internet Initiative Japan, Inc.	296	9,784
IR Japan Holdings Ltd.	38	1,676
Isetan Mitsukoshi Holdings Ltd.	1,972	15,529
Isuzu Motors Ltd.	2,970	36,331
	Shares	Value
Japan-(continued)
Ito En Ltd.	297	$16,031
ITOCHU Corp.	7,635	244,944
Itochu Techno-Solutions Corp.	553	15,068
Itoham Yonekyu Holdings, Inc.	777	4,554
Iwatani Corp.(b)	260	12,234
Iyo Bank Ltd. (The)	1,638	8,494
Izumi Co. Ltd.	222	6,155
J. Front Retailing Co. Ltd.	1,456	13,075
Japan Airlines Co. Ltd.(a)	703	13,255
Japan Airport Terminal Co. Ltd.(a)	259	11,209
Japan Aviation Electronics Industry Ltd.	259	4,134
Japan Exchange Group, Inc.	2,971	61,211
Japan Hotel REIT Investment Corp.	25	12,145
Japan Logistics Fund, Inc.(b)	5	13,799
Japan Metropolitan Fund Investment Corp.	37	31,145
Japan Post Bank Co. Ltd.	2,304	22,666
Japan Post Holdings Co. Ltd.	12,641	107,587
Japan Post Insurance Co. Ltd.	1,110	19,356
Japan Prime Realty Investment Corp.	5	16,297
Japan Real Estate Investment Corp.	7	38,397
Japan Tobacco, Inc.	6,579	131,685
JCR Pharmaceuticals Co. Ltd.	296	5,191
Jeol Ltd.	223	12,189
JFE Holdings, Inc.	2,896	37,097
JGC Holdings Corp.	1,271	12,488
JSR Corp.	999	33,250
JTEKT Corp.	1,345	11,710
JustSystems Corp.	185	7,994
Kadokawa Corp.	446	9,237
Kagome Co. Ltd.	444	11,542
Kajima Corp.	2,489	30,047
Kakaku.com, Inc.	738	15,252
Kaken Pharmaceutical Co. Ltd.	185	6,595
Kamigumi Co. Ltd.	592	11,419
Kandenko Co. Ltd.	592	4,403
Kaneka Corp.	333	10,852
Kansai Electric Power Co., Inc. (The)	4,093	38,642
Kansai Paint Co. Ltd.	1,073	22,252
Kao Corp.	2,601	129,983
Kawasaki Heavy Industries Ltd.	851	16,438
Kawasaki Kisen Kaisha Ltd.(a)	445	27,670
KDDI Corp.	9,165	290,850
Keihan Holdings Co. Ltd.	555	12,854
Keikyu Corp.	1,456	14,896
Keio Corp.	664	29,862
Keisei Electric Railway Co. Ltd.	776	21,923
Kenedix Office Investment Corp.	2	12,081
Kewpie Corp.	591	12,155
Keyence Corp.	999	513,101
Kikkoman Corp.	1,034	78,142
Kinden Corp.	701	10,015
Kintetsu Group Holdings Co. Ltd.(a)	1,036	30,093
Kirin Holdings Co. Ltd.	4,314	69,042
Kobayashi Pharmaceutical Co. Ltd.(b)	333	25,982
Kobe Bussan Co. Ltd.	258	8,024
Kobe Steel Ltd.	1,786	8,493
Koei Tecmo Holdings Co. Ltd.	443	15,945
Koito Manufacturing Co. Ltd.	629	31,567
Kokuyo Co. Ltd.	481	7,029
Komatsu Ltd.	5,064	124,510
Konami Holdings Corp.	518	27,896
Konica Minolta, Inc.	2,711	11,413

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Kose Corp.	148	$13,517
Kotobuki Spirits Co. Ltd.	111	4,528
K’s Holdings Corp.	962	9,447
Kubota Corp.	6,026	129,128
Kuraray Co. Ltd.	1,936	17,341
Kurita Water Industries Ltd.	627	25,672
Kusuri no Aoki Holdings Co. Ltd.	74	4,409
Kyocera Corp.	1,749	107,831
Kyowa Kirin Co. Ltd.	1,404	35,169
Kyudenko Corp.	222	5,672
Kyushu Electric Power Co., Inc.	2,748	20,318
Kyushu Financial Group, Inc.	2,304	8,881
Kyushu Railway Co.	825	17,189
LaSalle Logiport REIT	10	15,956
Lasertec Corp.	408	91,337
Lawson, Inc.	259	11,383
Lintec Corp.	296	6,863
Lion Corp.	1,418	18,500
Lixil Corp.	1,491	34,138
M3, Inc.	2,379	91,068
Mabuchi Motor Co. Ltd.	296	9,318
Makita Corp.	1,381	51,625
Mani, Inc.	333	4,817
Marubeni Corp.	8,635	89,315
Marui Group Co. Ltd.	1,045	20,197
Maruichi Steel Tube Ltd.	370	8,192
Maruwa Unyu Kikan Co. Ltd.	258	2,947
Matsui Securities Co. Ltd.	592	4,131
MatsukiyoCocokara & Co.	644	22,063
Mazda Motor Corp.(a)	3,228	24,976
Mebuki Financial Group, Inc.	5,349	11,923
Medipal Holdings Corp.	813	14,620
MEIJI Holdings Co. Ltd.	740	46,156
Menicon Co. Ltd.	260	5,758
MINEBEA MITSUMI, Inc.	2,204	54,021
MISUMI Group, Inc.	1,566	50,900
Mitsubishi Chemical Holdings Corp.	7,174	56,285
Mitsubishi Corp.	6,652	225,546
Mitsubishi Electric Corp.	10,940	137,056
Mitsubishi Estate Co. Ltd.	6,420	92,803
Mitsubishi Gas Chemical Co., Inc.	999	19,077
Mitsubishi HC Capital, Inc.	3,671	18,971
Mitsubishi Heavy Industries Ltd.	1,538	41,608
Mitsubishi Logistics Corp.	334	8,067
Mitsubishi Materials Corp.	740	13,162
Mitsubishi Motors Corp.(a)	3,746	10,723
Mitsubishi Shokuhin Co. Ltd.	74	1,816
Mitsubishi UFJ Financial Group, Inc.	68,725	414,914
Mitsui & Co. Ltd.	8,684	216,974
Mitsui Chemicals, Inc.	997	26,586
Mitsui Fudosan Co. Ltd.	5,100	108,903
Mitsui Fudosan Logistics Park, Inc.	2	9,824
Mitsui Mining & Smelting Co. Ltd.	333	9,376
Mitsui OSK Lines Ltd.	629	48,543
Miura Co. Ltd.	554	16,376
Mizuho Financial Group, Inc.	14,097	189,982
MonotaRO Co. Ltd.	1,345	21,893
Mori Hills REIT Investment Corp.	9	11,031
Morinaga & Co. Ltd.	222	7,074
Morinaga Milk Industry Co. Ltd.	222	10,732
MS&AD Insurance Group Holdings, Inc.	2,527	86,635
Murata Manufacturing Co. Ltd.	3,193	239,151
	Shares	Value
Japan-(continued)
Nabtesco Corp.	629	$19,607
Nagase & Co. Ltd.	629	10,041
Nagoya Railroad Co. Ltd.(a)	1,073	16,945
Nankai Electric Railway Co. Ltd.	629	12,459
NEC Corp.	1,491	57,964
NEC Networks & System Integration Corp.	407	5,871
NET One Systems Co. Ltd.	481	11,413
Nexon Co. Ltd.	2,306	43,501
NGK Insulators Ltd.	1,441	24,382
NGK Spark Plug Co. Ltd.	1,110	18,872
NH Foods Ltd.	554	21,269
NHK Spring Co. Ltd.	962	7,557
Nichirei Corp.	629	14,455
Nidec Corp.	2,601	230,207
Nifco, Inc.	445	12,967
Nihon Kohden Corp.	407	10,798
Nihon M&A Center Holdings, Inc.	1,456	22,908
Nihon Unisys Ltd.	370	9,746
Nikon Corp.	1,824	19,019
Nintendo Co. Ltd.	592	290,007
Nippon Accommodations Fund, Inc.	2	10,796
Nippon Building Fund, Inc.	8	46,213
Nippon Electric Glass Co. Ltd.	481	11,984
Nippon Express Holdings, Inc.	371	21,798
Nippon Kayaku Co. Ltd.	999	9,909
Nippon Paint Holdings Co. Ltd.(b)	4,500	35,938
Nippon Prologis REIT, Inc.	12	37,413
Nippon Sanso Holdings Corp.	812	16,101
Nippon Shinyaku Co. Ltd.	296	19,362
Nippon Shokubai Co. Ltd.	185	8,690
Nippon Steel Corp.	4,609	74,728
Nippon Telegraph & Telephone Corp.	6,626	188,592
Nippon Television Holdings, Inc.	148	1,545
Nippon Yusen K.K.	888	69,406
Nipro Corp.	703	6,510
Nishi-Nippon Railroad Co. Ltd.	444	9,899
Nissan Chemical Corp.	740	40,223
Nissan Motor Co. Ltd.(a)	10,882	57,841
Nisshin Seifun Group, Inc.	1,441	20,221
Nissin Foods Holdings Co. Ltd.	371	26,330
Nitori Holdings Co. Ltd.	407	58,249
Nitto Denko Corp.	814	63,201
Noevir Holdings Co. Ltd.	74	3,348
NOF Corp.	370	16,914
NOK Corp.	666	7,117
Nomura Holdings, Inc.	17,191	75,737
Nomura Real Estate Holdings, Inc.	628	14,732
Nomura Real Estate Master Fund, Inc.	25	34,595
Nomura Research Institute Ltd.	1,455	51,129
NS Solutions Corp.	185	5,249
NSK Ltd.	2,489	16,930
NTT Data Corp.	3,460	66,403
Obayashi Corp.	3,783	30,612
OBIC Business Consultants Co. Ltd.	74	2,791
Obic Co. Ltd.	370	60,947
Odakyu Electric Railway Co. Ltd.	1,749	30,882
Oji Holdings Corp.	4,978	26,304
OKUMA Corp.	149	6,513
Olympus Corp.	5,754	128,854
Omron Corp.	1,036	75,607
Ono Pharmaceutical Co. Ltd.	2,416	58,283
Open House Group Co. Ltd.	370	19,053

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Orient Corp.	3,413	$3,660
Oriental Land Co. Ltd.	1,036	180,572
ORIX Corp.	6,665	137,392
ORIX JREIT, Inc.(b)	15	21,482
Osaka Gas Co. Ltd.	2,230	37,859
OSG Corp.	407	7,151
Otsuka Corp.	590	23,898
Otsuka Holdings Co. Ltd.	2,278	77,942
Paltac Corp.	185	7,101
Pan Pacific International Holdings Corp.	2,180	29,375
Panasonic Corp.	11,827	129,761
Park24 Co. Ltd.(a)	629	9,507
Penta-Ocean Construction Co. Ltd.	1,675	9,306
PeptiDream, Inc.(a)	481	8,620
Persol Holdings Co. Ltd.	925	23,792
Pigeon Corp.	629	12,280
Pola Orbis Holdings, Inc.	444	6,603
Rakus Co. Ltd.	553	11,192
Rakuten Group, Inc.(a)	4,572	39,594
Recruit Holdings Co. Ltd.	7,398	364,332
Relo Group, Inc.	592	10,646
Renesas Electronics Corp.(a)	5,422	62,335
Rengo Co. Ltd.	1,221	9,076
RENOVA, Inc.(a)	258	3,649
Resona Holdings, Inc.	12,251	52,539
Resorttrust, Inc.	370	5,907
Ricoh Co. Ltd.	3,635	30,664
Rinnai Corp.	186	16,658
Rohm Co. Ltd.	445	37,352
Rohto Pharmaceutical Co. Ltd.	555	15,331
Ryohin Keikaku Co. Ltd.	1,345	19,283
Sankyo Co. Ltd.	258	6,634
Sankyu, Inc.	296	10,722
Sansan, Inc.(a)	444	4,948
Santen Pharmaceutical Co. Ltd.	2,009	22,853
Sanwa Holdings Corp.	1,147	12,440
Sapporo Holdings Ltd.	370	7,166
Sawai Group Holdings Co. Ltd.	222	8,396
SBI Holdings, Inc.	1,345	34,633
SCREEN Holdings Co. Ltd.	222	22,246
SCSK Corp.	703	11,886
Secom Co. Ltd.	1,073	75,748
Sega Sammy Holdings, Inc.	1,147	19,217
Seibu Holdings, Inc.(a)	1,147	11,227
Seiko Epson Corp.	1,529	23,756
Seino Holdings Co. Ltd.	851	8,440
Sekisui Chemical Co. Ltd.	1,935	33,841
Sekisui House Ltd.(b)	3,128	63,336
Sekisui House REIT, Inc.	23	15,637
Seven & i Holdings Co. Ltd.	4,250	207,428
Seven Bank Ltd.	3,931	8,292
SG Holdings Co. Ltd.	2,379	50,566
Sharp Corp.	851	9,450
SHIFT, Inc.(a)	73	12,230
Shikoku Electric Power Co., Inc.	888	6,172
Shimadzu Corp.	1,451	52,416
Shimamura Co. Ltd.	111	10,134
Shimano, Inc.	443	99,617
Shimizu Corp.	3,044	20,263
Shin-Etsu Chemical Co. Ltd.	2,232	373,317
Shinko Electric Industries Co. Ltd.	370	17,020
Shinsei Bank Ltd.	462	8,524
	Shares	Value
Japan-(continued)
Shionogi & Co. Ltd.	1,529	$85,872
Ship Healthcare Holdings, Inc.	444	9,959
Shiseido Co. Ltd.	2,194	110,887
Shizuoka Bank Ltd. (The)	2,822	22,123
SHO-BOND Holdings Co. Ltd.	259	11,342
Shochiku Co. Ltd.(a)	38	3,931
Showa Denko K.K.	851	17,673
Skylark Holdings Co. Ltd.	1,110	14,461
SMC Corp.	319	178,214
SMS Co. Ltd.	259	7,110
Softbank Corp.	15,044	188,125
SoftBank Group Corp.	7,408	327,270
Sohgo Security Services Co. Ltd.	370	13,440
Sojitz Corp.	1,221	19,052
Sompo Holdings, Inc.	1,761	82,293
Sony Group Corp.	6,888	768,547
Sotetsu Holdings, Inc.(a)	444	8,177
Square Enix Holdings Co. Ltd.	444	21,708
Stanley Electric Co. Ltd.	813	19,002
Subaru Corp.	3,415	62,402
Sugi Holdings Co. Ltd.	185	10,838
SUMCO Corp.	1,571	28,892
Sumitomo Bakelite Co. Ltd.	185	8,898
Sumitomo Chemical Co. Ltd.	8,503	42,730
Sumitomo Corp.	6,310	97,722
Sumitomo Dainippon Pharma Co. Ltd.	962	10,499
Sumitomo Electric Industries Ltd.	4,240	56,238
Sumitomo Forestry Co. Ltd.	777	13,660
Sumitomo Heavy Industries Ltd.	666	17,468
Sumitomo Metal Mining Co. Ltd.	1,330	61,087
Sumitomo Mitsui Financial Group, Inc.	7,221	259,015
Sumitomo Mitsui Trust Holdings, Inc.	2,047	70,889
Sumitomo Realty & Development Co. Ltd.	2,231	69,030
Sumitomo Rubber Industries Ltd.	1,036	10,774
Sundrug Co. Ltd.	370	9,311
Suntory Beverage & Food Ltd.	702	27,033
Suzuken Co. Ltd.	444	13,121
Suzuki Motor Corp.	2,489	106,137
Sysmex Corp.	1,071	101,565
T&D Holdings, Inc.	3,006	44,358
Taiheiyo Cement Corp.	664	13,171
Taisei Corp.	851	27,842
Taisho Pharmaceutical Holdings Co. Ltd.	259	12,710
Taiyo Yuden Co. Ltd.	666	32,261
Takara Bio, Inc.	259	5,189
Takara Holdings, Inc.	1,036	10,037
Takashimaya Co. Ltd.	851	8,093
Takeda Pharmaceutical Co. Ltd.	8,450	244,457
TBS Holdings, Inc.	222	3,323
TDK Corp.	1,945	70,059
TechnoPro Holdings, Inc.	592	15,020
Teijin Ltd.	1,036	13,024
Terumo Corp.	3,609	131,756
THK Co. Ltd.(b)	666	16,557
TIS, Inc.	1,345	35,313
Tobu Railway Co. Ltd.	1,145	26,819
Toda Corp.	1,382	8,926
Toho Co. Ltd.	628	24,321
Toho Gas Co. Ltd.	518	14,151
Tohoku Electric Power Co., Inc.	2,673	18,801
Tokai Carbon Co. Ltd.	1,147	11,874
Tokai Rika Co. Ltd.	296	3,854

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Tokio Marine Holdings, Inc.	3,535	$210,950
Tokuyama Corp.	407	6,465
Tokyo Century Corp.	334	16,499
Tokyo Electric Power Co. Holdings, Inc.(a)	8,763	23,324
Tokyo Electron Ltd.	814	395,169
Tokyo Gas Co. Ltd.	2,379	47,991
Tokyo Ohka Kogyo Co. Ltd.	221	13,042
Tokyo Tatemono Co. Ltd.	1,109	16,541
Tokyu Corp.	2,749	36,512
Tokyu Fudosan Holdings Corp.	3,561	19,479
Toppan, Inc.	1,551	29,581
Toray Industries, Inc.	8,540	54,211
Toshiba Corp.	2,352	97,353
Toshiba TEC Corp.	148	5,585
Tosoh Corp.	1,566	24,473
TOTO Ltd.	813	35,113
Toyo Seikan Group Holdings Ltd.	814	9,890
Toyo Suisan Kaisha Ltd.	518	21,245
Toyo Tire Corp.	592	8,386
Toyoda Gosei Co. Ltd.	444	9,342
Toyota Boshoku Corp.	370	6,567
Toyota Industries Corp.	888	69,299
Toyota Motor Corp.	68,243	1,348,637
Toyota Tsusho Corp.	1,256	50,922
Trend Micro, Inc.(a)	664	35,263
TS Tech Co. Ltd.	592	7,776
Tsumura & Co.	370	10,446
Tsuruha Holdings, Inc.	186	14,956
TV Asahi Holdings Corp.	111	1,445
Ube Industries Ltd.	554	9,958
Ulvac, Inc.	260	13,273
Unicharm Corp.	2,194	84,801
United Urban Investment Corp.	16	18,858
Ushio, Inc.	628	9,787
USS Co. Ltd.	1,183	19,332
Welcia Holdings Co. Ltd.	555	15,028
West Japan Railway Co.	1,294	54,300
Yakult Honsha Co. Ltd.	703	35,647
Yamada Holdings Co. Ltd.	4,388	14,819
Yamaguchi Financial Group, Inc.	1,345	8,337
Yamaha Corp.	886	40,293
Yamaha Motor Co. Ltd.	1,675	39,928
Yamato Holdings Co. Ltd.	1,897	40,425
Yamato Kogyo Co. Ltd.	185	5,675
Yamazaki Baking Co. Ltd.	740	10,574
Yaoko Co. Ltd.	111	6,411
Yaskawa Electric Corp.	1,455	61,016
Yokogawa Electric Corp.	1,319	21,608
Yokohama Rubber Co. Ltd. (The)	629	9,160
Z Holdings Corp.	14,635	74,682
Zenkoku Hosho Co. Ltd.	296	13,226
Zensho Holdings Co. Ltd.	555	13,328
Zeon Corp.	851	9,793
ZOZO, Inc.	627	16,679
		23,663,869
Jordan-0.03%
Hikma Pharmaceuticals PLC	961	26,942
Luxembourg-0.19%
ArcelorMittal S.A.	3,432	102,161
Eurofins Scientific SE	672	67,258
	Shares	Value
Luxembourg-(continued)
L’Occitane International S.A.	2,716	$10,664
RTL Group S.A.	222	12,443
		192,526
Macau-0.12%
Galaxy Entertainment Group Ltd.(a)	11,968	69,587
Macau Legend Development Ltd.(a)	10,799	643
MGM China Holdings Ltd.(a)	4,356	2,942
Sands China Ltd.(a)	13,481	37,815
SJM Holdings Ltd.(a)	10,892	7,079
Wynn Macau Ltd.(a)	8,695	7,973
		126,039
Mexico-0.01%
Fresnillo PLC	1,036	8,684
Netherlands-4.87%
Aalberts N.V.	553	33,959
ABN AMRO Bank N.V., CVA(d)	2,415	38,729
Adyen N.V.(a)(d)	160	325,559
Aegon N.V.	9,815	55,392
Akzo Nobel N.V.	1,011	104,473
Argenx SE(a)	283	75,283
ASM International N.V.	259	89,770
ASML Holding N.V.	2,168	1,479,681
ASR Nederland N.V.	777	36,081
BE Semiconductor Industries N.V.	406	34,304
CTP N.V.(d)	333	6,763
Euronext N.V.(d)	445	42,752
EXOR N.V.	592	49,550
Heineken Holding N.V.	592	51,860
Heineken N.V.(b)	1,331	142,569
IMCD N.V.	316	54,389
ING Groep N.V.	21,653	318,956
JDE Peet’s N.V.(b)	480	14,336
Koninklijke Ahold Delhaize N.V.	5,403	174,779
Koninklijke DSM N.V.	925	173,834
Koninklijke KPN N.V.	18,719	61,482
Koninklijke Philips N.V.	5,022	166,250
Koninklijke Vopak N.V.	370	12,660
NN Group N.V.	1,712	95,718
Randstad N.V.	629	40,968
Shell PLC	42,853	1,084,677
Signify N.V.	703	37,225
Universal Music Group N.V.	4,204	104,196
Wolters Kluwer N.V.	1,422	144,558
		5,050,753
New Zealand-0.33%
a2 Milk Co. Ltd. (The)(a)	4,240	15,571
Air New Zealand Ltd.(a)	2,933	2,779
Auckland International Airport Ltd.(a)	6,827	32,258
Contact Energy Ltd.	4,153	21,380
Fisher & Paykel Healthcare Corp. Ltd.	3,228	59,324
Fletcher Building Ltd.	4,758	20,112
Infratil Ltd.	2,823	14,061
Kiwi Property Group Ltd., (Acquired 09/19/2017 - 11/02/2021; Cost $7,529)(e)	9,094	6,779
Mainfreight Ltd.	444	24,400
Mercury NZ Ltd.	3,931	14,368
Meridian Energy Ltd.	7,136	20,502
Ryman Healthcare Ltd.	2,378	15,461
SKYCITY Entertainment Group Ltd.	3,857	6,915

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
New Zealand-(continued)
Spark New Zealand Ltd.	10,660	$30,349
Xero Ltd.(a)	702	56,756
		341,015
Norway-0.63%
Aker ASA, Class A	148	12,603
Aker BP ASA	629	21,630
DNB Bank ASA	5,676	134,675
Equinor ASA	5,323	146,278
Gjensidige Forsikring ASA	925	22,511
Leroy Seafood Group ASA	1,456	12,105
Mowi ASA	2,452	60,067
Norsk Hydro ASA	7,543	57,779
Orkla ASA	4,313	41,108
Salmar ASA	296	20,123
Schibsted ASA, Class A	444	13,106
Schibsted ASA, Class B	555	14,595
Telenor ASA	3,597	59,211
TOMRA Systems ASA	666	33,187
		648,978
Poland-0.29%
Allegro.eu S.A.(a)(d)	2,194	20,284
Bank Polska Kasa Opieki S.A.	888	29,442
CD Projekt S.A.(b)	370	16,365
Cyfrowy Polsat S.A.	1,551	11,918
Dino Polska S.A.(a)(d)	259	19,865
InPost S.A.(a)	1,034	8,413
KGHM Polska Miedz S.A.	777	26,651
LPP S.A.	6	23,392
Polski Koncern Naftowy ORLEN S.A.	1,720	29,829
Polskie Gornictwo Naftowe i Gazownictwo S.A.	10,068	13,073
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	4,830	56,329
Powszechny Zaklad Ubezpieczen S.A.	3,265	28,935
Santander Bank Polska S.A.	149	12,742
		297,238
Portugal-0.14%
EDP - Energias de Portugal S.A.	15,669	80,265
Galp Energia SGPS S.A.	2,970	32,675
Jeronimo Martins SGPS S.A.	1,382	33,177
		146,117
Russia-0.08%
Coca-Cola HBC AG(a)	1,109	36,690
Evraz PLC	3,267	22,247
Polymetal International PLC	2,010	28,773
		87,710
Saudi Arabia-0.08%
Delivery Hero SE(a)(d)	1,043	79,412
Singapore-1.30%
Ascendas REIT	18,904	38,664
Ascott Residence Trust	10,290	7,794
BOC Aviation Ltd.(d)	1,199	10,068
CapitaLand Integrated Commercial Trust	26,287	37,789
CapitaLand Investment Ltd.(a)	14,236	36,414
City Developments Ltd.	2,785	14,541
ComfortDelGro Corp. Ltd.	12,251	12,361
DBS Group Holdings Ltd.	9,943	260,240
Frasers Logistics & Commercial Trust(d)	15,073	15,301
Genting Singapore Ltd.	33,348	18,127
Jardine Cycle & Carriage Ltd.	592	8,883
Kenon Holdings Ltd.	75	4,188
	Shares	Value
Singapore-(continued)
Keppel Corp. Ltd.	8,096	$33,884
Keppel DC REIT	6,828	10,819
Keppel REIT	11,309	9,399
Mapletree Commercial Trust	10,993	14,655
Mapletree Industrial Trust	10,105	18,784
Mapletree Logistics Trust	16,343	20,467
NetLink NBN Trust(d)	15,073	10,830
Olam International Ltd.	3,598	4,489
Oversea-Chinese Banking Corp. Ltd.	19,606	181,412
SATS Ltd.(a)	3,783	10,968
Sembcorp Industries Ltd.	5,424	9,192
Sembcorp Marine Ltd.(a)	100,823	6,114
SIA Engineering Co. Ltd.(a)	1,382	2,191
Singapore Airlines Ltd.(a)	6,827	25,336
Singapore Exchange Ltd.	4,645	32,050
Singapore Post Ltd.	9,057	4,268
Singapore Press Holdings Ltd.	8,827	15,210
Singapore Technologies Engineering Ltd.	8,613	23,815
Singapore Telecommunications Ltd.	42,407	76,379
StarHub Ltd.	3,450	3,297
STMicroelectronics N.V.	3,507	164,450
Suntec REIT	11,289	12,721
United Overseas Bank Ltd.	7,183	159,592
UOL Group Ltd.	2,822	15,240
Venture Corp. Ltd.	1,493	19,503
Wing Tai Holdings Ltd.	2,193	2,869
		1,352,304
South Africa-0.29%
Anglo American PLC	6,748	295,200
Scatec ASA(d)	665	9,800
		305,000
South Korea-4.99%
Alteogen, Inc.(a)	149	6,010
Amorepacific Corp.	184	24,064
Amorepacific Corp., Preference Shares	74	4,438
Amorepacific Group	148	5,067
BGF retail Co. Ltd.	37	5,010
BNK Financial Group, Inc.	1,712	11,596
Celltrion Healthcare Co. Ltd.	414	21,891
Celltrion Pharm, Inc.(a)	113	7,862
Celltrion, Inc.	602	76,715
Cheil Worldwide, Inc.	407	7,470
CJ CheilJedang Corp.	38	11,060
CJ CheilJedang Corp., Preference Shares	1	128
CJ Corp.	74	4,936
CJ ENM Co. Ltd.	56	5,799
CJ Logistics Corp.(a)	37	3,588
Coway Co. Ltd.	297	17,246
Daewoo Engineering & Construction Co. Ltd.(a)	999	4,748
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	259	4,333
DB Insurance Co. Ltd.	259	13,054
DGB Financial Group, Inc.	851	6,553
DL E&C Co. Ltd.(a)	74	7,273
DL Holdings Co. Ltd.	73	3,449
Dongsuh Cos., Inc.	185	3,945
Doosan Bobcat, Inc.(a)	148	4,616
Doosan Heavy Industries & Construction Co. Ltd.(a)	1,675	25,296
Doosan Heavy Industries & Construction Co. Ltd., Rts., expiring 02/28/2022(a)	212	299
Ecopro BM Co. Ltd.	38	10,769

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
South Korea-(continued)
E-MART, Inc.(a)	111	$12,290
F&F Co. Ltd.(a)	18	12,443
Fila Holdings Corp.	296	7,268
Green Cross Corp.	2	295
GS Engineering & Construction Corp.	333	10,980
GS Holdings Corp.	296	9,395
GS Retail Co. Ltd.	148	3,338
Hana Financial Group, Inc.	1,638	62,297
Hanjin Kal Corp.(a)	112	4,938
Hankook Tire & Technology Co. Ltd.	407	11,525
Hanmi Pharm Co. Ltd.	37	7,630
Hanmi Science Co. Ltd.	75	2,822
Hanon Systems	925	8,270
Hanssem Co. Ltd.	37	2,252
Hanwha Aerospace Co. Ltd.	185	7,485
Hanwha Corp.	222	5,497
Hanwha Corp., Preference Shares	111	1,381
Hanwha Life Insurance Co. Ltd.	1,601	3,939
Hanwha Solutions Corp.(a)	554	14,952
HDC Hyundai Development Co-Engineering & Construction, Class E	259	3,138
Helixmith Co. Ltd.(a)	163	2,803
Hite Jinro Co. Ltd.	185	4,574
HLB, Inc.(a)	444	11,990
HMM Co. Ltd.(a)	1,972	36,398
Hotel Shilla Co. Ltd.	185	11,268
HYBE Co. Ltd.(a)	78	15,870
Hyundai Department Store Co. Ltd.	74	4,420
Hyundai Doosan Infracore Co. Ltd.(a)	222	1,089
Hyundai Engineering & Construction Co. Ltd.	407	14,420
Hyundai Glovis Co. Ltd.	110	14,999
Hyundai Heavy Industries Holdings Co. Ltd.	295	11,933
Hyundai Marine & Fire Insurance Co. Ltd.	333	7,080
Hyundai Mipo Dockyard Co. Ltd.(a)	111	6,392
Hyundai Mobis Co. Ltd.	352	68,581
Hyundai Motor Co.	776	124,530
Hyundai Motor Co., First Pfd.	111	8,707
Hyundai Motor Co., Second Pfd.	185	14,922
Hyundai Steel Co.	407	13,301
Hyundai Wia Corp.	74	4,215
Industrial Bank of Korea(a)	1,418	12,304
Kakao Corp.(a)	1,506	109,282
KakaoBank Corp.(a)	753	26,105
Kangwon Land, Inc.(a)	592	12,464
KB Financial Group, Inc.	2,143	108,030
KCC Corp.	24	7,708
KEPCO Plant Service & Engineering Co. Ltd.	111	3,042
Kia Corp.	1,441	100,101
Korea Aerospace Industries Ltd.	370	11,131
Korea Electric Power Corp.(a)	1,456	25,202
Korea Gas Corp.(a)	148	4,341
Korea Investment Holdings Co. Ltd.	222	13,583
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	223	14,903
Korea Zinc Co. Ltd.	55	23,435
Korean Air Lines Co. Ltd.(a)	997	24,083
Krafton, Inc.(a)	154	35,672
KT&G Corp.(a)	600	39,085
Kumho Petrochemical Co. Ltd.	97	12,044
LG Chem Ltd.	259	139,041
LG Chem Ltd., Preference Shares	37	9,373
LG Corp.	480	29,844
	Shares	Value
South Korea-(continued)
LG Display Co. Ltd.	1,271	$21,328
LG Electronics, Inc.	592	64,643
LG Electronics, Inc., Preference Shares	111	5,703
LG Household & Health Care Ltd.	48	39,043
LG Household & Health Care Ltd., Preference Shares	12	5,469
LG Innotek Co. Ltd.	74	22,147
LG Uplus Corp.	1,073	11,636
LOTTE Chemical Corp.	75	12,295
LOTTE Chilsung Beverage Co. Ltd.	2	246
LOTTE Corp.	148	3,293
LOTTE Fine Chemical Co. Ltd.	111	6,371
LOTTE Shopping Co. Ltd.	73	4,866
LS Corp.	111	4,643
Mando Corp.(a)	185	8,084
Medy-Tox, Inc.(a)	2	194
Mirae Asset Securities Co. Ltd.	1,973	14,062
Mirae Asset Securities Co. Ltd., Second Pfd.	777	2,842
NAVER Corp.	740	196,051
NCSoft Corp.	93	42,022
Netmarble Corp.(d)	110	10,119
NH Investment & Securities Co. Ltd.	740	7,070
NHN Corp.(a)	74	2,126
NongShim Co. Ltd.	1	270
OCI Co. Ltd.(a)	110	8,212
Orion Corp.	111	9,045
Ottogi Corp.	1	364
Pan Ocean Co. Ltd.	1,036	4,272
Paradise Co. Ltd.(a)	259	3,305
Pearl Abyss Corp.(a)	184	14,767
POSCO	358	80,931
POSCO Chemical Co. Ltd.	148	13,924
Posco International Corp.	296	5,042
S-1 Corp.	111	6,288
Samsung Biologics Co. Ltd.(a)(d)	74	45,559
Samsung C&T Corp.	480	43,428
Samsung Card Co. Ltd.	185	4,776
Samsung Electro-Mechanics Co. Ltd.	296	45,091
Samsung Electronics Co. Ltd.	26,087	1,615,843
Samsung Electronics Co. Ltd., Preference Shares	4,565	255,871
Samsung Engineering Co. Ltd.(a)	888	16,045
Samsung Fire & Marine Insurance Co. Ltd.	185	31,047
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	1	131
Samsung Heavy Industries Co. Ltd.(a)	2,631	11,378
Samsung Life Insurance Co. Ltd.	334	16,853
Samsung SDI Co. Ltd.	290	143,429
Samsung SDI Co. Ltd., Preference Shares	1	259
Samsung SDS Co. Ltd.	184	21,847
Samsung Securities Co. Ltd.	370	12,467
Seegene, Inc.	184	8,303
Shin Poong Pharmaceutical Co. Ltd.	185	3,696
Shinhan Financial Group Co. Ltd.	2,749	87,949
Shinsegae, Inc.(a)	37	7,244
SillaJen, Inc.(a)(c)	8	21
SK Biopharmaceuticals Co. Ltd.(a)	147	9,389
SK Bioscience Co. Ltd.(a)	111	15,341
SK Chemicals Co. Ltd.	74	7,852
SK Hynix, Inc.	2,830	294,309
SK IE Technology Co. Ltd.(a)(d)	141	13,799
SK Innovation Co. Ltd.(a)	296	54,376
SK Networks Co. Ltd.	814	3,080

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
South Korea-(continued)
SK Square Co. Ltd.(a)	238	$10,859
SK Telecom Co. Ltd.	368	17,392
SK, Inc.	210	38,423
SKC Co. Ltd.	111	13,367
S-Oil Corp.	222	16,574
Solus Advanced Materials Co. Ltd.	74	4,321
SSANGYONG C&E Co. Ltd.	592	3,776
Woori Financial Group, Inc.	2,860	34,961
Yuhan Corp.	273	12,964
		5,180,308
Spain-2.22%
Acciona S.A.	111	19,378
ACS Actividades de Construccion y Servicios S.A.	1,271	32,024
Aena SME S.A.(a)(d)	390	63,160
Amadeus IT Group S.A.(a)	2,359	161,495
Banco Bilbao Vizcaya Argentaria S.A.	36,888	234,276
Banco Santander S.A.	94,914	331,975
Bankinter S.A.	3,968	23,196
CaixaBank S.A.	24,919	79,877
Cellnex Telecom S.A.(d)	3,369	153,301
Corp ACCIONA Energias Renovables S.A.(a)	274	8,345
EDP Renovaveis S.A.	1,367	28,888
Enagas S.A.	1,419	30,685
Endesa S.A.	1,788	40,150
Ferrovial S.A.	2,710	75,160
Fluidra S.A.	590	18,772
Grifols S.A.	1,833	32,228
Iberdrola S.A.	33,248	383,237
Industria de Diseno Textil S.A.	5,826	175,646
Inmobiliaria Colonial SOCIMI S.A.	1,897	16,773
Mapfre S.A.	5,717	12,442
Merlin Properties SOCIMI S.A.	1,934	21,898
Naturgy Energy Group S.A.	1,677	53,158
Red Electrica Corp. S.A.	2,388	48,083
Repsol S.A.	7,322	92,569
Siemens Gamesa Renewable Energy S.A., Class R(a)	1,271	27,628
Telefonica S.A.	28,723	133,887
		2,298,231
Sweden-3.33%
Alfa Laval AB	1,786	60,368
Assa Abloy AB, Class B	5,082	139,089
Atlas Copco AB, Class A	3,529	207,203
Atlas Copco AB, Class B	2,093	106,512
Beijer Ref AB	1,381	24,037
Boliden AB	1,551	62,594
Castellum AB	1,527	35,772
Electrolux AB, Class B(b)	1,308	27,079
Elekta AB, Class B	2,082	21,230
Epiroc AB, Class A	3,524	74,830
Epiroc AB, Class B	2,092	37,715
EQT AB	1,564	60,903
Essity AB, Class B	3,377	94,968
Evolution AB(d)	926	114,867
Fastighets AB Balder, Class B(a)	555	36,606
Getinge AB, Class B	1,271	49,771
H & M Hennes & Mauritz AB, Class B(b)	4,943	97,859
Hexagon AB, Class B	10,628	143,453
Holmen AB, Class B	555	26,876
Husqvarna AB, Class A	148	2,062
Husqvarna AB, Class B	2,341	32,659
	Shares	Value
Sweden-(continued)
Industrivarden AB, Class A	1,293	$40,750
Industrivarden AB, Class C	962	29,810
Indutrade AB	1,602	39,659
Investment AB Latour, Class B	813	25,181
Investor AB, Class A	3,007	68,578
Investor AB, Class B	10,076	219,086
Kinnevik AB, Class A(a)	74	2,328
Kinnevik AB, Class B(a)	1,345	40,305
L E Lundbergforetagen AB, Class B	407	20,832
Lifco AB, Class B	1,308	30,484
Lundin Energy AB	1,073	43,382
Nibe Industrier AB, Class B	6,754	63,903
Saab AB, Class B	518	12,251
Sagax AB, Class B	961	27,823
Sagax AB, Class D	555	1,878
Sandvik AB	5,967	156,784
Securitas AB, Class B	1,786	21,550
Sinch AB(a)(d)	3,304	33,788
Skandinaviska Enskilda Banken AB, Class A	7,953	102,430
Skandinaviska Enskilda Banken AB, Class C	111	1,549
Skanska AB, Class B	2,010	49,099
SKF AB, Class B	2,128	46,728
Svenska Cellulosa AB S.C.A., Class A	111	1,932
Svenska Cellulosa AB S.C.A., Class B	3,341	58,071
Svenska Handelsbanken AB, Class A	8,392	89,137
Svenska Handelsbanken AB, Class B(b)	185	2,239
Sweco AB, Class B	1,110	15,572
Swedbank AB, Class A	5,565	108,829
Swedish Match AB	8,724	67,126
Swedish Orphan Biovitrum AB, Class B(a)	999	19,598
Tele2 AB, Class B	2,822	40,923
Telefonaktiebolaget LM Ericsson, Class A	222	2,753
Telefonaktiebolaget LM Ericsson, Class B	16,672	206,709
Telia Co. AB	14,482	56,977
Trelleborg AB, Class B	1,382	34,773
Volvo AB, Class A	1,306	29,735
Volvo AB, Class B	8,367	188,481
		3,457,486
Switzerland-8.77%
ABB Ltd.	9,244	317,990
Adecco Group AG	886	41,980
Alcon, Inc.	2,547	195,494
Baloise Holding AG	258	44,961
Banque Cantonale Vaudoise	148	12,162
Barry Callebaut AG	20	45,741
BKW AG	110	13,058
Chocoladefabriken Lindt & Spruengli AG, PC(b)	12	139,036
Cie Financiere Richemont S.A.	2,811	405,724
Clariant AG(a)	1,271	26,817
Credit Suisse Group AG	13,482	127,208
DKSH Holding AG	185	14,728
EMS-Chemie Holding AG	37	37,250
Flughafen Zurich AG(a)	111	20,405
Geberit AG	194	131,229
Georg Fischer AG	23	33,449
Givaudan S.A.	51	210,571
Helvetia Holding AG	185	23,124
Holcim Ltd.(a)	3,040	163,556
Julius Baer Group Ltd.	1,183	76,912
Kuehne + Nagel International AG, Class R	278	78,412
Logitech International S.A., Class R(b)	819	68,488
Lonza Group AG	407	278,827

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Switzerland-(continued)
Medmix AG(a)(d)	110	$4,709
Nestle S.A.	15,298	1,961,557
Novartis AG	11,476	993,047
OC Oerlikon Corp. AG	1,073	10,346
Partners Group Holding AG	122	168,938
PSP Swiss Property AG	223	26,891
Roche Holding AG	3,849	1,481,244
Roche Holding AG, BR	148	60,586
Schindler Holding AG	111	27,716
Schindler Holding AG, PC	222	55,334
SGS S.A.	31	87,985
SIG Combibloc Group AG(a)	1,899	43,843
Sika AG	772	268,921
Sonova Holding AG, Class A	296	104,662
Straumann Holding AG, Class R	56	92,139
Sulzer AG	110	10,455
Swatch Group AG (The)	259	14,444
Swatch Group AG (The), BR	149	43,199
Swiss Life Holding AG	172	110,000
Swiss Prime Site AG	407	40,026
Swisscom AG	141	79,992
Tecan Group AG, Class R	70	33,861
Temenos AG	333	39,661
UBS Group AG	18,025	332,621
VAT Group AG(d)	142	57,501
Vifor Pharma AG	295	51,868
Zurich Insurance Group AG	813	386,379
		9,095,047
Taiwan-0.00%
FIT Hon Teng Ltd.(a)(b)(d)	5,482	960
United Kingdom-11.75%
3i Group PLC	5,279	98,117
abrdn PLC	12,251	39,885
Admiral Group PLC	1,183	50,118
Ashmore Group PLC	2,600	9,930
Ashtead Group PLC	2,478	176,589
Associated British Foods PLC	1,973	51,795
AstraZeneca PLC	8,580	991,934
Auto Trader Group PLC(b)(d)	5,158	46,521
AVEVA Group PLC(b)	629	24,836
Aviva PLC	21,123	124,235
B&M European Value Retail S.A.	4,943	37,727
BAE Systems PLC	17,606	137,038
Barclays PLC	92,780	248,787
Barratt Developments PLC	5,791	47,866
Bellway PLC	702	26,951
Berkeley Group Holdings PLC	592	33,610
BP PLC	107,889	555,178
British American Tobacco PLC	12,656	537,160
British Land Co. PLC (The)	5,275	39,250
BT Group PLC(b)	42,444	112,112
Bunzl PLC	1,867	69,614
Burberry Group PLC	2,304	58,014
Centrica PLC(a)	33,276	32,579
CNH Industrial N.V.	5,454	82,444
Compass Group PLC	9,878	223,680
ConvaTec Group PLC(d)	9,131	21,581
Croda International PLC	746	80,181
DCC PLC	555	46,474
Dechra Pharmaceuticals PLC	591	33,117
Deliveroo PLC(a)(d)	3,456	7,199
	Shares	Value
United Kingdom-(continued)
Derwent London PLC	590	$27,022
Diageo PLC	12,743	640,783
Direct Line Insurance Group PLC	7,801	32,121
Dr. Martens PLC	2,304	9,529
DS Smith PLC	7,283	37,134
easyJet PLC(a)	2,084	17,538
Electrocomponents PLC	2,638	39,659
Entain PLC(a)	3,303	71,192
Experian PLC	5,070	211,229
GlaxoSmithKline PLC	27,329	603,331
Halma PLC	2,100	71,008
Hargreaves Lansdown PLC(b)	2,082	37,617
Hiscox Ltd.	1,899	24,933
HomeServe PLC	1,566	16,120
Howden Joinery Group PLC	3,230	35,527
HSBC Holdings PLC	113,283	809,988
IMI PLC	1,491	33,325
Imperial Brands PLC	5,223	123,148
Informa PLC(a)	8,540	64,570
InterContinental Hotels Group PLC(a)	1,035	68,188
Intermediate Capital Group PLC	1,602	41,200
International Consolidated Airlines Group S.A.(a)(b)	6,383	13,603
Intertek Group PLC	894	64,545
ITV PLC(a)	21,248	32,347
J Sainsbury PLC	9,316	36,484
JD Sports Fashion PLC	13,930	35,552
Johnson Matthey PLC(b)	1,072	28,195
Just Eat Takeaway.com N.V.(a)(d)	999	49,320
Kingfisher PLC	12,029	53,926
Land Securities Group PLC	4,043	43,124
Legal & General Group PLC	32,849	127,843
Lloyds Banking Group PLC	392,629	272,694
London Stock Exchange Group PLC	2,013	196,153
M&G PLC	14,814	43,351
Meggitt PLC(a)	4,426	44,358
Melrose Industries PLC	24,698	50,158
National Grid PLC	20,088	292,791
NatWest Group PLC	28,454	93,485
Next PLC	703	71,366
Ocado Group PLC(a)(b)	2,749	55,843
Pearson PLC(b)	4,278	35,432
Pennon Group PLC	1,602	23,317
Pepco Group N.V.(a)(d)	605	5,800
Persimmon PLC	1,760	57,019
Phoenix Group Holdings PLC	3,152	28,183
Prudential PLC	14,908	250,128
Quilter PLC(d)	9,959	18,401
Reckitt Benckiser Group PLC	3,512	284,129
RELX PLC	10,310	315,251
Renishaw PLC(b)	186	11,451
Rentokil Initial PLC	10,313	71,939
Rightmove PLC(b)	4,677	41,041
Rolls-Royce Holdings PLC(a)(b)	47,202	73,507
Royal Mail PLC	5,164	30,741
Sage Group PLC (The)	5,687	55,290
Schroders PLC(b)	629	28,770
Segro PLC	6,636	116,151
Severn Trent PLC	1,345	51,953
Smith & Nephew PLC	4,980	84,403
Smiths Group PLC	2,267	47,666
Spirax-Sarco Engineering PLC	407	72,823
SSE PLC	5,939	126,550

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
United Kingdom-(continued)
St James’s Place PLC(b)	3,008	$61,887
Standard Chartered PLC	13,975	102,054
Tate & Lyle PLC	2,674	25,505
Taylor Wimpey PLC	20,641	42,162
TechnipFMC PLC(a)	2,637	17,117
Tesco PLC	42,330	169,044
THG PLC(a)	5,865	10,597
Travis Perkins PLC	1,271	25,642
Unilever PLC	14,158	718,063
United Utilities Group PLC	3,893	55,868
Vodafone Group PLC	151,718	266,281
Weir Group PLC (The)	1,491	35,123
Whitbread PLC(a)(b)	1,146	46,995
Wise PLC, Class A(a)(b)	2,505	20,393
WPP PLC	6,317	98,392
		12,189,890
United States-0.89%
Amcor PLC, CDI	8,615	102,531
Avast PLC(d)	3,119	25,699
Ferguson PLC	1,228	192,838
James Hardie Industries PLC, CDI	2,491	83,346
JS Global Lifestyle Co. Ltd.(d)	1,670	2,656
Oracle Corp.	185	13,759
QIAGEN N.V.(a)	1,221	59,882
Samsonite International S.A.(a)(d)	7,511	15,693
	Shares	Value
United States-(continued)
Sims Ltd.	925	$9,338
Stellantis N.V.	11,210	216,182
Swiss Re AG	1,600	172,819
Tenaris S.A.	2,711	32,870
		927,613
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $108,204,150)		103,641,650
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.92%
Invesco Private Government Fund, 0.02%(f)(g)(h)	587,542	587,542
Invesco Private Prime Fund, 0.11%(f)(g)(h)	1,405,484	1,405,765
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,993,344)		1,993,307
TOTAL INVESTMENTS IN SECURITIES-101.83% (Cost $110,197,494)		105,634,957
OTHER ASSETS LESS LIABILITIES-(1.83)%		(1,899,755)
NET ASSETS-100.00%		$103,735,202

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $2,002,402, which represented 1.93% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$160,782	$3,728,213	$(3,888,995)	$-	$-	$-	$6
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2022
(Unaudited)
	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$335,481	$1,839,533	$(1,587,472)	$-	$-	$587,542	$31*
Invesco Private Prime Fund	783,705	3,352,986	(2,730,752)	(37)	(137)	1,405,765	384*
Total	$1,279,968	$8,920,732	$(8,207,219)	$(37)	$(137)	$1,993,307	$421

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-91.59%
Bahrain-0.08%
Ahli United Bank BSC	14,962	$13,880
Brazil-5.69%
Aliansce Sonae Shopping Centers S.A.	557	2,378
Alpargatas S.A., Preference Shares	584	3,198
Ambev S.A.	10,733	30,259
Americanas S.A.(a)	1,792	10,701
Atacadao S.A.	1,123	3,525
Azul S.A., Preference Shares(a)	275	1,513
B3 S.A. - Brasil, Bolsa, Balcao	15,889	43,747
Banco Bradesco S.A.	2,417	8,557
Banco Bradesco S.A., Preference Shares	10,694	45,918
Banco BTG Pactual S.A.	2,300	10,469
Banco do Brasil S.A.	1,490	9,164
Banco Inter S.A.	1,800	2,898
Banco Inter S.A., Preference Shares(b)	1,800	2,942
Banco Pan S.A., Preference Shares	300	617
Banco Santander Brasil S.A.	571	3,535
BB Seguridade Participacoes S.A.	1,800	7,844
BR Malls Participacoes S.A.(a)	2,353	4,267
Bradespar S.A., Preference Shares	647	3,269
Braskem S.A., Class A, Preference Shares	599	5,547
BRF S.A.(a)	1,848	7,771
CCR S.A.	2,986	7,310
Centrais Eletricas Brasileiras S.A.	1,115	7,410
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	604	3,922
Cia Brasileira de Distribuicao	670	2,855
Cia de Locacao das Americas	597	2,949
Cia de Saneamento Basico do Estado de Sao Paulo	952	6,698
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	587	2,671
Cia Energetica de Minas Gerais, Preference Shares	2,772	6,854
Cia Energetica de Sao Paulo, Class B, Preference Shares	585	2,566
Cia Paranaense de Energia, Class B, Preference Shares	2,460	3,326
Cia Siderurgica Nacional S.A.	1,289	6,200
Cogna Educacao(a)	5,629	2,735
Cosan S.A.	1,588	7,109
CPFL Energia S.A.	587	3,198
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	614	2,021
Dexco S.A.	663	1,867
EDP - Energias do Brasil S.A.	631	2,548
Embraer S.A.(a)	1,800	6,885
Energisa S.A.	583	4,792
Eneva S.A.(a)	2,332	5,801
ENGIE Brasil Energia S.A.	576	4,415
Equatorial Energia S.A.	2,382	10,300
Fleury S.A.	578	2,201
Gerdau S.A., Preference Shares	2,346	12,300
Grupo Mateus S.A.(a)	2,300	2,647
Hapvida Participacoes e Investimentos S.A.(b)	2,645	6,306
Hypera S.A.	1,177	6,896
IRB Brasil Resseguros S.A.(a)	2,765	1,703
Itau Unibanco Holding S.A.	1,228	5,109
Itau Unibanco Holding S.A., Preference Shares	11,048	52,702
Itausa S.A., Preference Shares	12,645	24,266
Klabin S.A.	1,553	7,277
Localiza Rent a Car S.A.	1,253	13,828
Locaweb Servicos de Internet S.A.(a)(b)	1,100	2,009
	Shares	Value
Brazil-(continued)
Lojas Renner S.A.	2,607	$13,806
Magazine Luiza S.A.	7,128	9,397
Marfrig Global Foods S.A.	1,700	7,197
Multiplan Empreendimentos Imobiliarios S.A.	607	2,458
Natura & Co. Holding S.A.(a)	2,374	10,149
Neoenergia S.A.	1,100	3,406
Notre Dame Intermedica Participacoes S.A.	1,199	16,077
Odontoprev S.A.	1,823	4,285
Petro Rio S.A.(a)	1,500	6,757
Petroleo Brasileiro S.A.	9,529	63,293
Petroleo Brasileiro S.A., Preference Shares	11,423	69,592
Porto Seguro S.A.	300	1,120
Qualicorp Consultoria e Corretora de Seguros S.A.	606	2,100
Raia Drogasil S.A.	3,005	13,107
Rede D’Or Sao Luiz S.A.(b)	900	7,512
Rumo S.A.(a)	3,896	11,461
Sao Martinho S.A.	583	4,034
Sendas Distribuidora S.A.	2,050	4,837
Sul America S.A.	1,214	5,807
Suzano S.A.	1,823	20,324
Telefonica Brasil S.A.	1,185	11,087
TIM S.A.	2,474	6,183
TOTVS S.A.	1,207	6,608
Ultrapar Participacoes S.A.	2,376	6,761
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	1,220	3,669
Vale S.A.	9,494	144,591
Via S/A(a)	3,204	2,848
Vibra Energia S.A.	3,005	12,959
WEG S.A.	3,654	22,130
YDUQS Participacoes S.A., Class A	620	2,582
		945,932
Chile-0.52%
Banco de Chile	131,220	13,165
Banco de Credito e Inversiones S.A.	131	4,757
Banco Santander Chile	163,725	8,139
Cencosud S.A.	2,744	5,068
Cencosud Shopping S.A.	1,809	2,141
Cia Cervecerias Unidas S.A.	421	3,503
Colbun S.A.	22,734	1,884
Embotelladora Andina S.A., Class B, Preference Shares	622	1,340
Empresa Nacional de Telecomunicaciones S.A.	391	1,624
Empresas CMPC S.A.	3,277	6,031
Empresas COPEC S.A.	1,019	8,574
Enel Americas S.A.	46,170	5,448
Enel Chile S.A.	76,651	3,011
Falabella S.A.	1,978	7,059
Parque Arauco S.A.(a)	1,622	1,879
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	226	12,084
		85,707
China-35.40%
360 DigiTech, Inc., ADR(c)	256	5,066
51job, Inc., ADR(a)	90	4,536
AECC Aero-Engine Control Co. Ltd., A Shares	2,000	7,432
AECC Aviation Power Co. Ltd., A Shares	600	4,571
Agricultural Bank of China Ltd., A Shares	35,900	16,747
Agricultural Bank of China Ltd., H Shares	56,702	21,580
Aier Eye Hospital Group Co. Ltd., A Shares	1,248	6,365
Airtac International Group	392	13,853
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
Akeso, Inc.(a)(b)	1,509	$4,092
Alibaba Group Holding Ltd.(a)	33,606	527,525
Alibaba Health Information Technology Ltd.(a)(c)	11,976	9,016
A-Living Smart City Services Co. Ltd., U Shares(b)	2,148	4,182
Aluminum Corp. of China Ltd., A Shares(a)	11,300	9,403
Anhui Conch Cement Co. Ltd., A Shares	1,100	6,819
Anhui Conch Cement Co. Ltd., H Shares	3,027	15,998
Anhui Expressway Co. Ltd., H Shares	10,000	8,464
Anhui Gujing Distillery Co. Ltd., B Shares	1,100	16,096
ANTA Sports Products Ltd.	2,964	44,465
Autohome, Inc., ADR	172	5,731
AviChina Industry & Technology Co. Ltd., H Shares(c)	11,085	6,242
Baidu, Inc., ADR(a)	679	108,463
Bank of China Ltd., A Shares	27,300	13,288
Bank of China Ltd., H Shares	155,797	60,602
Bank of Communications Co. Ltd., A Shares	8,300	6,205
Bank of Communications Co. Ltd., H Shares	18,243	12,244
Bank of Ningbo Co. Ltd., A Shares	1,500	9,320
Bank of Shanghai Co. Ltd., A Shares	6,900	7,647
Beijing Enterprises Water Group Ltd.	12,423	4,837
Bengang Steel Plates Co. Ltd., A Shares	9,500	5,612
Bilibili, Inc., ADR(a)(c)	601	21,209
BOE Technology Group Co. Ltd., A Shares	8,764	6,686
Bosideng International Holdings Ltd.(c)	6,000	2,916
BYD Co. Ltd., A Shares	500	18,269
BYD Co. Ltd., H Shares	1,747	50,283
BYD Electronic International Co. Ltd.(c)	2,659	8,016
CanSino Biologics, Inc., H Shares(a)(b)(c)	150	2,522
Central China Securities Co. Ltd., A Shares	10,800	8,661
CGN Power Co. Ltd., H Shares(b)	29,976	8,298
China Cinda Asset Management Co. Ltd., H Shares	23,904	4,384
China CITIC Bank Corp. Ltd., H Shares	24,151	11,509
China Conch Venture Holdings Ltd.	3,000	14,254
China Construction Bank Corp., H Shares	218,158	167,024
China Everbright Bank Co. Ltd., H Shares	14,382	5,391
China Everbright Environment Group Ltd.	11,606	8,620
China Feihe Ltd.(b)	8,848	12,295
China Galaxy Securities Co. Ltd., H Shares	5,645	3,344
China Greatwall Technology Group Co. Ltd., A Shares	2,300	4,602
China Hongqiao Group Ltd.	5,645	6,376
China International Capital Corp. Ltd., H Shares(b)	4,491	12,205
China Jinmao Holdings Group Ltd.	22,599	8,189
China Lesso Group Holdings Ltd.	2,485	4,365
China Life Insurance Co. Ltd., H Shares	12,453	21,950
China Literature Ltd.(a)(b)	1,181	7,129
China Longyuan Power Group Corp. Ltd., H Shares	8,894	18,130
China Medical System Holdings Ltd.	5,331	8,874
China Meidong Auto Holdings Ltd.(c)	1,419	6,678
China Mengniu Dairy Co. Ltd.(a)	7,322	43,097
China Merchants Bank Co. Ltd., A Shares	4,500	34,876
China Merchants Bank Co. Ltd., H Shares	8,585	71,726
China Merchants Port Holdings Co. Ltd.	4,725	8,716
China Merchants Securities Co. Ltd., H Shares(b)	6,007	8,488
China Minsheng Banking Corp. Ltd., A Shares	9,500	5,806
China Minsheng Banking Corp. Ltd., H Shares	18,341	7,299
China Molybdenum Co. Ltd., H Shares(c)	15,239	7,789
China National Building Material Co. Ltd., H Shares	11,722	15,184
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	500	2,928
China Oilfield Services Ltd., H Shares	5,890	5,774
	Shares	Value
China-(continued)
China Overseas Land & Investment Ltd.	9,209	$27,104
China Pacific Insurance (Group) Co. Ltd., A Shares	1,400	5,809
China Pacific Insurance (Group) Co. Ltd., H Shares	7,015	21,313
China Petroleum & Chemical Corp., A Shares	22,400	14,894
China Petroleum & Chemical Corp., H Shares	59,372	31,018
China Power International Development Ltd.	15,000	7,452
China Resources Beer Holdings Co. Ltd.	4,375	32,662
China Resources Cement Holdings Ltd.	10,302	8,873
China Resources Land Ltd.	7,036	33,965
China Resources Mixc Lifestyle Services Ltd.(b)	1,800	10,538
China Resources Power Holdings Co. Ltd.	4,449	10,866
China Shenhua Energy Co. Ltd., H Shares	9,015	22,286
China Taiping Insurance Holdings Co. Ltd.	4,847	6,842
China Tourism Group Duty Free Corp. Ltd., A Shares	355	11,626
China Tower Corp. Ltd., H Shares(b)	132,799	16,036
China Traditional Chinese Medicine Holdings Co. Ltd.	11,088	6,455
China Vanke Co. Ltd., A Shares	1,700	5,430
China Vanke Co. Ltd., H Shares	5,403	13,961
China Yangtze Power Co. Ltd., A Shares	5,300	18,200
Chongqing Changan Automobile Co. Ltd., A Shares	1,820	3,712
Chongqing Zhifei Biological Products Co. Ltd., A Shares	300	5,035
CIFI Holdings Group Co. Ltd.	11,501	7,508
CITIC Ltd.	12,188	13,640
CITIC Securities Co. Ltd., A Shares	2,600	10,173
CITIC Securities Co. Ltd., H Shares(c)	5,556	14,832
CITIC Securities Co. Ltd., Rts., expiring 02/28/2022(a)	833	329
Contemporary Amperex Technology Co. Ltd., A Shares	300	28,648
COSCO SHIPPING Holdings Co. Ltd., A Shares(a)	4,870	12,467
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	3,450	6,237
Country Garden Holdings Co. Ltd.(c)	18,279	15,024
Country Garden Services Holdings Co. Ltd.	4,299	25,407
CSC Financial Co. Ltd., H Shares(b)	1,890	2,127
CSG Holding Co. Ltd., B Shares	30,800	12,295
CSPC Pharmaceutical Group Ltd.	22,025	26,693
Dada Nexus Ltd., ADR(a)	184	2,009
Dali Foods Group Co. Ltd.(b)	6,416	3,703
Datang International Power Generation Co. Ltd., A Shares	31,700	13,200
Dongfeng Motor Group Co. Ltd., H Shares	6,333	5,580
East Group Co. Ltd., A Shares	3,000	3,978
East Money Information Co. Ltd., A Shares	1,876	9,360
ENN Energy Holdings Ltd.	1,400	22,251
Eternal Asia Supply Chain Management Ltd., A Shares	9,300	7,671
Eve Energy Co. Ltd., A Shares	500	7,481
Evergrande Property Services Group Ltd.(a)(b)	13,000	4,248
Far East Horizon Ltd.	6,938	5,915
Flat Glass Group Co. Ltd., H Shares	1,504	6,017
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	586	8,900
Fosun International Ltd.	6,000	6,811
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	2,135	11,571
Ganfeng Lithium Co. Ltd., A Shares	500	10,445
GDS Holdings Ltd., ADR(a)(c)	233	10,224
Geely Automobile Holdings Ltd.	12,557	27,014
Genscript Biotech Corp.(a)	2,278	7,230
GF Securities Co. Ltd., H Shares	5,489	9,489

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
GOME Retail Holdings Ltd.(a)	39,903	$2,722
Great Wall Motor Co. Ltd., H Shares	8,703	23,455
GRG Banking Equipment Co. Ltd., A Shares	4,700	8,484
Guangdong Haid Group Co. Ltd., A Shares	800	9,093
Guangdong Investment Ltd.	10,495	14,939
Guangshen Railway Co. Ltd., H Shares(a)	28,000	4,942
Guangzhou Automobile Group Co. Ltd., H Shares	7,381	7,227
Guangzhou R&F Properties Co. Ltd., H Shares(c)	19,200	8,559
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A Shares	3,865	4,945
Haidilao International Holding Ltd.(b)(c)	2,689	5,808
Haier Smart Home Co. Ltd., A Shares	2,300	10,072
Haier Smart Home Co. Ltd., H Shares	4,800	19,237
Haitian International Holdings Ltd.	942	2,449
Haitong Securities Co. Ltd., A Shares	4,700	8,511
Haitong Securities Co. Ltd., H Shares	6,320	5,677
Hangzhou Tigermed Consulting Co. Ltd., A Shares	500	8,183
Hansoh Pharmaceutical Group Co. Ltd.(b)	1,903	3,915
Hello Group, Inc., ADR	517	5,030
Henan Shuanghui Investment & Development Co. Ltd., A Shares	1,400	6,572
Hengan International Group Co. Ltd.	2,606	12,696
Hongta Securities Co. Ltd., A Shares	4,400	7,348
Hua Hong Semiconductor Ltd.(a)(b)	1,506	7,297
Huadian Power International Corp. Ltd., A Shares	3,600	2,394
Huaneng Power International, Inc., H Shares(c)	13,885	7,334
Huatai Securities Co. Ltd., H Shares(b)	5,566	9,931
Huazhu Group Ltd., ADR(a)	523	20,669
Hubei Biocause Pharmaceutical Co. Ltd., A Shares	30,900	15,389
Hygeia Healthcare Holdings Co. Ltd.(b)	800	3,611
Industrial & Commercial Bank of China Ltd., A Shares	10,500	7,706
Industrial & Commercial Bank of China Ltd., H Shares	182,944	110,678
Industrial Bank Co. Ltd., A Shares	4,200	13,874
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	1,700	10,219
Innovent Biologics, Inc.(a)(b)	3,327	14,065
Inspur Electronic Information Industry Co. Ltd., A Shares	1,500	8,075
iQIYI, Inc., ADR(a)(c)	809	3,301
JD Health International, Inc.(a)(b)(c)	1,750	14,131
JD.com, Inc., A Shares(a)	3,675	137,032
Jiangsu Expressway Co. Ltd., H Shares	5,406	5,654
Jiangsu Hengrui Medicine Co. Ltd., A Shares	1,524	9,793
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	500	12,333
Jiangxi Copper Co. Ltd., H Shares	3,899	6,352
Jiayuan International Group Ltd.	23,242	8,078
Jinxin Fertility Group Ltd.(a)(b)(c)	4,260	4,263
Jiumaojiu International Holdings Ltd.(b)	2,504	5,404
Joyoung Co. Ltd., A Shares	1,100	3,921
JOYY, Inc., ADR	149	7,533
Juewei Food Co. Ltd., A Shares	600	5,005
Kaishan Group Co. Ltd., A Shares	4,100	9,900
KE Holdings, Inc., ADR(a)(c)	577	12,573
Kingboard Holdings Ltd.	2,587	12,482
KingClean Electric Co. Ltd., A Shares	1,160	4,680
Kingdee International Software Group Co. Ltd.(a)	6,286	14,432
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	185	1,563
Kingsoft Corp. Ltd.(c)	2,455	11,085
Kuaishou Technology(a)(b)(c)	3,839	43,734
	Shares	Value
China-(continued)
Kweichow Moutai Co. Ltd., A Shares	253	$75,002
KWG Group Holdings Ltd.	10,500	5,733
Legend Holdings Corp., H Shares(b)	2,900	4,041
Lens Technology Co. Ltd., A Shares	1,700	4,581
Leyard Optoelectronic Co. Ltd., A Shares	4,200	6,093
Li Auto, Inc., ADR(a)	1,074	28,021
Li Ning Co. Ltd.	5,434	52,756
LianChuang Electronic Technology Co. Ltd., A Shares	3,200	9,464
Logan Group Co. Ltd.	5,111	3,179
Longfor Group Holdings Ltd.(b)	5,505	32,829
LONGi Green Energy Technology Co. Ltd., A Shares	1,160	13,051
Lufax Holding Ltd., ADR(a)(c)	1,443	7,172
Luxshare Precision Industry Co. Ltd., A Shares	1,869	14,036
Luzhou Laojiao Co. Ltd., A Shares	300	10,227
Mango Excellent Media Co. Ltd., A Shares	800	4,463
Maxscend Microelectronics Co. Ltd., A Shares	200	8,258
Meituan, B Shares(a)(b)	9,280	264,015
Ming Yuan Cloud Group Holdings Ltd.(a)(c)	2,098	4,316
MINISO Group Holding Ltd., ADR	252	2,558
Muyuan Foods Co. Ltd., A Shares	1,418	12,161
NAURA Technology Group Co. Ltd., A Shares	200	9,033
NetEase, Inc.	3,499	72,186
New China Life Insurance Co. Ltd., A Shares	1,100	6,513
New China Life Insurance Co. Ltd., H Shares	2,389	6,798
New Hope Liuhe Co. Ltd., A Shares(a)	3,500	8,847
New Oriental Education & Technology Group, Inc., ADR(a)	3,747	5,358
Ninestar Corp., A Shares	2,000	15,513
NIO, Inc., ADR(a)	2,835	69,486
People’s Insurance Co. Group of China Ltd. (The), H Shares	17,682	5,578
PetroChina Co. Ltd., H Shares	59,275	29,304
Pharmaron Beijing Co. Ltd., A Shares	500	9,336
PICC Property & Casualty Co. Ltd., H Shares	17,653	16,391
Pinduoduo, Inc., ADR(a)(c)	911	54,514
Ping An Bank Co. Ltd., A Shares	4,700	11,710
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,160	3,693
Ping An Insurance (Group) Co. of China Ltd., A Shares	1,400	11,067
Ping An Insurance (Group) Co. of China Ltd., H Shares	15,052	117,957
Poly Developments and Holdings Group Co. Ltd., A Shares	4,100	10,076
Poly Property Services Co. Ltd., H Shares(b)	1,000	7,445
Pop Mart International Group Ltd.(a)(b)	1,373	6,806
Postal Savings Bank of China Co. Ltd., H Shares(b)(c)	24,176	20,100
Qingdao Hanhe Cable Co. Ltd., A Shares	13,100	9,339
Remegen Co. Ltd., H Shares(a)(b)	157	1,033
RLX Technology, Inc., ADR(a)(c)	1,191	3,990
Sany Heavy Industry Co. Ltd., A Shares	2,400	7,643
Seazen Group Ltd.(a)(c)	10,036	6,783
SF Holding Co. Ltd., A Shares	800	8,004
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	7,018	8,586
Shanghai Flyco Electrical Appliance Co. Ltd., A Shares	1,700	11,906
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	1,794	7,178
Shanghai International Airport Co. Ltd., A Shares(a)	800	6,359

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
Shanghai Jahwa United Co. Ltd., A Shares	600	$3,815
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	3,258	6,354
Shanghai Pudong Development Bank Co. Ltd., A Shares	7,100	9,412
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares(a)	60,500	16,275
Shanxi Taigang Stainless Steel Co. Ltd., A Shares	3,900	4,198
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	340	14,697
Shenzhen Agricultural Products Group Co. Ltd., A Shares	9,200	8,267
Shenzhen Huaqiang Industry Co. Ltd., A Shares	3,200	7,524
Shenzhen Inovance Technology Co. Ltd., A Shares	850	8,096
Shenzhen International Holdings Ltd.	4,401	4,470
Shenzhen Kaifa Technology Co. Ltd., A Shares	3,500	7,343
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	300	3,774
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	255	12,985
Shenzhen MTC Co. Ltd., A Shares(a)	6,900	4,684
Shenzhen Neptunus Bioengineering Co. Ltd., A Shares(a)	18,300	9,101
Shenzhou International Group Holdings Ltd.	1,820	33,611
Sieyuan Electric Co. Ltd., A Shares	1,700	12,363
Silergy Corp.	154	20,980
Sino Biopharmaceutical Ltd.	24,261	16,715
Sinopec Oilfield Service Corp., A Shares(a)	27,000	8,677
Sinopharm Group Co. Ltd., H Shares	2,558	5,720
Sinotruk Hong Kong Ltd.	3,003	4,454
Smoore International Holdings Ltd.(b)(c)	3,960	17,073
Sun Art Retail Group Ltd.	7,000	2,571
Sunac China Holdings Ltd.	8,090	9,998
Sungrow Power Supply Co. Ltd., A Shares	300	5,420
Sunny Optical Technology Group Co. Ltd.	1,759	45,307
TAL Education Group, ADR(a)	1,101	3,149
Tencent Holdings Ltd.	14,147	863,440
Tencent Music Entertainment Group, ADR(a)	1,498	9,258
Tongcheng Travel Holdings Ltd.(a)(b)	3,567	7,357
Tongwei Co. Ltd., A Shares	1,200	7,202
Topsec Technologies Group, Inc., A Shares	3,200	7,698
Topsports International Holdings Ltd.(b)(c)	6,000	5,386
TravelSky Technology Ltd., H Shares	3,000	5,619
Trip.com Group Ltd., ADR(a)	1,264	33,635
Tsingtao Brewery Co. Ltd., H Shares	1,214	10,898
Vipshop Holdings Ltd., ADR(a)	1,096	10,204
Wanhua Chemical Group Co. Ltd., A Shares	800	11,463
Weibo Corp., ADR(a)	160	5,544
Weichai Power Co. Ltd., H Shares	6,346	11,426
Will Semiconductor Co. Ltd., A Shares	200	8,110
Wingtech Technology Co. Ltd., A Shares	500	8,479
Wuliangye Yibin Co. Ltd., A Shares	600	18,699
WuXi AppTec Co. Ltd., H Shares(b)	908	13,043
Wuxi Biologics Cayman, Inc.(a)(b)	7,834	76,924
Xiaomi Corp., B Shares(a)(b)	17,800	37,637
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	9,000	6,815
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares	4,100	9,686
Xinyi Solar Holdings Ltd.	11,162	17,876
XPeng, Inc., ADR(a)(c)	1,149	40,318
Yadea Group Holdings Ltd.(b)	1,604	2,275
	Shares	Value
China-(continued)
Yangzijiang Shipbuilding Holdings Ltd.	6,111	$5,851
Yankuang Energy Group Co. Ltd., H Shares	7,007	14,822
Yanlord Land Group Ltd.	4,696	4,004
Yantai Eddie Precision Machinery Co. Ltd., A Shares	1,220	5,765
Yihai International Holding Ltd.(a)	961	4,145
Yonyou Network Technology Co. Ltd., A Shares	1,430	7,925
Yunnan Baiyao Group Co. Ltd., A Shares	500	7,114
Yunnan Energy New Material Co. Ltd., A Shares	200	8,187
Zai Lab Ltd., ADR(a)	150	7,451
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	200	11,351
Zhefu Holding Group Co. Ltd., A Shares	11,300	10,687
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	900	8,230
Zhengqi Holdings Co. Ltd., Rts., TBA(a)(d)	15	0
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)(c)	1,150	3,941
Zhongsheng Group Holdings Ltd.(c)	1,866	14,324
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	1,725	9,091
Zijin Mining Group Co. Ltd., H Shares	16,924	21,815
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	6,186	4,046
ZTE Corp., H Shares	2,537	6,843
ZTO Express Cayman, Inc., ADR	461	13,848
		5,883,125
Colombia-0.18%
Bancolombia S.A.	484	4,850
Bancolombia S.A., Preference Shares	736	6,580
Cementos Argos S.A.	1,499	2,464
Grupo Argos S.A.	749	3,067
Grupo de Inversiones Suramericana S.A.(d)	744	5,657
Interconexion Electrica S.A. ESP	1,258	7,531
		30,149
Czech Republic-0.13%
CEZ A.S.	294	10,901
Komercni banka A.S.	196	8,685
O2 Czech Republic A.S.	160	1,978
		21,564
Egypt-0.17%
Commercial International Bank Egypt S.A.E.(a)	3,554	11,614
Eastern Co. S.A.E.	2,587	1,711
Egypt Kuwait Holding Co. S.A.E.(a)	9,017	12,534
Fawry for Banking & Payment Technology Services SAE(a)	4,218	2,653
		28,512
Greece-0.29%
Alpha Services and Holdings S.A.(a)	4,711	7,084
Eurobank Ergasias Services and Holdings S.A.(a)	3,806	4,298
Hellenic Petroleum Holdings S.A.	214	1,586
Hellenic Telecommunications Organization S.A.	636	12,359
JUMBO S.A.	310	4,618
Motor Oil Hellas Corinth Refineries S.A.	184	2,940
Mytilineos S.A.	304	5,184
OPAP S.A.	522	7,729
Piraeus Financial Holdings S.A.(a)	905	1,522
Public Power Corp. S.A.(a)	31	300
Terna Energy S.A.	37	538
		48,158

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Hong Kong-0.11%
Alibaba Pictures Group Ltd.(a)	65,836	$7,450
Kingboard Laminates Holdings Ltd.	2,960	5,049
Nine Dragons Paper Holdings Ltd.(a)	5,701	5,686
		18,185
Hungary-0.30%
Gedeon Richter PLC	388	10,192
Magyar Telekom Telecommunications PLC	1,419	1,877
MOL Hungarian Oil & Gas PLC	1,107	9,608
OTP Bank Nyrt(a)	499	28,869
		50,546
India-6.84%
Axis Bank Ltd., GDR(a)(b)	1,906	100,612
Dr. Reddy’s Laboratories Ltd., ADR	1,101	63,308
GAIL (India) Ltd., GDR(b)	12,350	145,074
ICICI Bank Ltd., ADR(c)	1,407	30,574
Infosys Ltd., ADR(c)	6,874	162,020
Larsen & Toubro Ltd., GDR(b)	4,327	110,796
Mahindra & Mahindra Ltd., GDR(b)	5,784	69,666
Reliance Industries Ltd., GDR(b)	2,461	158,828
State Bank of India, GDR(b)(c)	1,307	95,111
Tata Motors Ltd., ADR(a)(c)	1,991	67,216
Tata Steel Ltd., GDR(b)	4,902	72,259
Wipro Ltd., ADR	8,023	61,697
		1,137,161
Indonesia-1.52%
PT Adaro Energy Tbk	22,943	3,573
PT Astra International Tbk	43,839	16,742
PT Bank Central Asia Tbk	75,246	40,120
PT Bank Mandiri (Persero) Tbk	47,683	24,846
PT Bank Negara Indonesia (Persero) Tbk	21,031	10,773
PT Bank Rakyat Indonesia (Persero) Tbk	146,180	41,507
PT Bank Syariah Indonesia Tbk(a)	6,904	742
PT Barito Pacific Tbk	77,125	4,785
PT Bukit Asam Tbk	12,117	2,401
PT Bumi Serpong Damai Tbk(a)	15,760	997
PT Charoen Pokphand Indonesia Tbk	19,917	8,736
PT Gudang Garam Tbk	1,368	2,916
PT Hanjaya Mandala Sampoerna Tbk	30,606	2,013
PT Indah Kiat Pulp & Paper Corp. Tbk	7,072	3,733
PT Indocement Tunggal Prakarsa Tbk	3,830	2,928
PT Indofood CBP Sukses Makmur Tbk	7,312	4,441
PT Indofood Sukses Makmur Tbk	12,990	5,713
PT Jasa Marga (Persero) Tbk(a)	5,254	1,206
PT Kalbe Farma Tbk	50,982	5,818
PT Media Nusantara Citra Tbk	2,702	160
PT Sarana Menara Nusantara Tbk	52,084	3,704
PT Semen Indonesia (Persero) Tbk	8,461	3,980
PT Smartfren Telecom Tbk(a)	270,030	1,521
PT Surya Citra Media Tbk(a)	103,411	2,108
PT Telkom Indonesia (Persero) Tbk	122,112	35,705
PT Tower Bersama Infrastructure Tbk	27,054	5,439
PT Unilever Indonesia Tbk	16,357	4,592
PT United Tractors Tbk	4,352	6,998
PT XL Axiata Tbk	15,760	3,642
		251,839
Kuwait-0.68%
Agility Public Warehousing Co. KSC	3,061	10,146
Boubyan Bank KSCP(a)	2,491	6,628
Boubyan Petrochemicals Co. KSCP	1,751	5,301
Gulf Bank KSCP	4,590	4,501
	Shares	Value
Kuwait-(continued)
Humansoft Holding Co. KSC	256	$2,634
Kuwait Finance House KSCP	6,338	18,957
Mabanee Co. K.P.S.C.	1,473	4,012
Mobile Telecommunications Co. KSCP	2,063	4,080
National Bank of Kuwait SAKP	16,640	56,981
		113,240
Luxembourg-0.03%
Reinet Investments S.C.A.	226	4,448
Malaysia-1.86%
AirAsia Group Bhd.(a)	5,100	670
Alliance Bank Malaysia Bhd.	2,988	2,366
AMMB Holdings Bhd.(a)	7,288	5,686
Axiata Group Bhd.	12,517	11,105
British American Tobacco Malaysia Bhd.	574	1,681
CIMB Group Holdings Bhd.	19,747	24,580
Dialog Group Bhd.	12,593	7,723
DiGi.Com Bhd.	12,584	11,425
FGV Holdings Bhd.	7,177	2,619
Fraser & Neave Holdings Bhd.	552	3,258
Genting Bhd.	6,581	6,871
Genting Malaysia Bhd.	7,776	5,087
HAP Seng Consolidated Bhd.	1,764	3,196
Hartalega Holdings Bhd.	4,589	6,438
Hong Leong Bank Bhd.	1,761	8,184
Hong Leong Financial Group Bhd.	620	2,696
IHH Healthcare Bhd.	7,582	11,684
IOI Corp. Bhd.	8,956	8,125
IOI Properties Group Bhd.	7,183	1,745
Kuala Lumpur Kepong Bhd.	606	3,127
Malayan Banking Bhd.	10,582	20,909
Malaysia Airports Holdings Bhd.(a)	2,460	3,343
Maxis Bhd.	7,230	7,317
MISC Bhd.	3,660	6,100
Nestle Malaysia Bhd.	270	8,505
Petronas Chemicals Group Bhd.	5,902	12,536
Petronas Dagangan Bhd.	620	2,874
PPB Group Bhd.	1,783	6,773
Press Metal Aluminium Holdings Bhd.	9,194	13,531
Public Bank Bhd.	34,170	34,370
QL Resources Bhd.	3,549	4,214
RHB Bank Bhd.	4,876	6,477
Sime Darby Bhd.	10,579	5,438
Sime Darby Plantation Bhd.	9,045	7,628
Sime Darby Property Bhd.	13,749	1,911
Supermax Corp. Bhd.	4,700	1,319
Telekom Malaysia Bhd.	2,417	2,925
Tenaga Nasional Bhd.	9,847	21,565
Top Glove Corp. Bhd.	14,168	7,183
Westports Holdings Bhd.	3,655	3,349
YTL Corp. Bhd.	17,893	2,379
		308,912
Mexico-2.23%
Alfa S.A.B. de C.V., Class A	6,353	4,618
Alpek S.A.B. de C.V.	300	359
America Movil S.A.B. de C.V., Series L	70,395	66,171
Arca Continental S.A.B. de C.V.	1,098	6,488
Banco del Bajio S.A.(b)	1,802	3,876
Becle S.A.B. de C.V.	1,733	4,183
Cemex S.A.B. de C.V., Series CPO(a)(e)	34,608	21,118
Coca-Cola FEMSA S.A.B. de C.V., Series L	1,343	7,042

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Mexico-(continued)
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(a)	1,952	$3,464
El Puerto de Liverpool S.A.B. de C.V., Series C-1	624	2,855
Fibra Uno Administracion S.A. de C.V.	6,335	6,504
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	4,519	33,965
GCC S.A.B. de C.V.	450	3,169
Gruma S.A.B. de C.V., Class B	611	7,983
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(a)(c)	214	2,939
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	305	6,169
Grupo Bimbo S.A.B. de C.V., Series A	6,742	21,089
Grupo Carso S.A.B. de C.V., Series A1	1,332	3,721
Grupo Elektra S.A.B. de C.V.	11	722
Grupo Financiero Banorte S.A.B. de C.V., Class O	7,154	45,296
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	4,630	6,671
Grupo Mexico S.A.B. de C.V., Class B	7,813	33,520
Grupo Televisa S.A.B., Series CPO(c)(g)	6,500	13,234
Industrias Penoles S.A.B. de C.V.	348	3,724
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	3,781	5,457
Megacable Holdings S.A.B. de C.V., Series CPO(h)	624	2,008
Orbia Advance Corp. S.A.B. de C.V.	2,906	6,779
Promotora y Operadora de Infraestructura S.A.B de C.V.	274	1,997
Telesites S.A.B. de C.V.	6,616	6,978
Wal-Mart de Mexico S.A.B. de C.V., Series V	11,159	37,905
		370,004
Philippines-1.01%
Aboitiz Power Corp.	5,508	3,822
Alliance Global Group, Inc.	13,254	3,335
Ayala Corp.	606	10,374
Ayala Land, Inc.	19,068	13,453
Bank of the Philippine Islands	5,212	10,050
BDO Unibank, Inc.	5,584	14,867
Bloomberry Resorts Corp.(a)	5,404	668
DMCI Holdings, Inc.	7,054	1,172
Globe Telecom, Inc.	60	3,671
GT Capital Holdings, Inc.	312	3,489
International Container Terminal Services, Inc.	2,841	11,186
JG Summit Holdings, Inc.	7,879	9,660
Jollibee Foods Corp.	972	4,582
LT Group, Inc.	7,252	1,431
Manila Electric Co.	666	4,387
Megaworld Corp.	38,673	2,349
Metro Pacific Investments Corp.	47,797	3,620
Metropolitan Bank & Trust Co.	5,592	6,470
PLDT, Inc.	313	11,274
San Miguel Corp.	851	1,878
San Miguel Food and Beverage, Inc.	1,425	1,957
Semirara Mining & Power Corp.	2,102	1,033
SM Investments Corp.	1,151	21,480
SM Prime Holdings, Inc.	24,508	16,938
Universal Robina Corp.	2,031	5,073
		168,219
Qatar-1.07%
Barwa Real Estate Co.	5,040	4,644
Commercial Bank P.S.Q.C. (The)	5,243	10,296
Doha Bank Q.P.S.C.	4,019	3,235
Industries Qatar Q.S.C.	3,967	18,337
Masraf Al Rayan Q.S.C.	9,718	13,118
	Shares	Value
Qatar-(continued)
Mesaieed Petrochemical Holding Co. Q.P.S.C.	11,463	$7,666
Ooredoo Q.P.S.C.	1,354	2,704
Qatar Aluminum Manufacturing Co.	7,233	3,917
Qatar Electricity & Water Co. Q.S.C.	1,330	6,509
Qatar Fuel Co. Q.P.S.C.	832	4,342
Qatar Gas Transport Co. Ltd.	7,180	7,125
Qatar Insurance Co. (S.A.Q.)(a)	4,232	3,045
Qatar International Islamic Bank Q.S.C.	1,964	5,394
Qatar Islamic Bank (S.A.Q)	3,062	16,483
Qatar National Bank Q.P.S.C.	11,152	66,894
United Development Co. Q.S.C.	4,590	2,100
Vodafone Qatar Q.S.C.	4,357	2,112
		177,921
Romania-0.04%
NEPI Rockcastle PLC	929	6,290
Russia-3.15%
Alrosa PJSC	5,728	8,405
Gazprom PJSC	23,800	102,165
Inter RAO UES PJSC	91,895	4,612
Lukoil PJSC	959	84,895
Magnit PJSC	196	12,759
Magnitogorsk Iron & Steel Works PJSC	6,370	5,034
MMC Norilsk Nickel PJSC	119	33,497
Mobile TeleSystems PJSC	2,469	9,160
Moscow Exchange MICEX-RTS PJSC	3,806	7,153
Novatek PJSC	2,626	55,760
Novolipetsk Steel PJSC	2,494	6,874
PhosAgro PJSC	127	8,964
Polyus PJSC	72	11,345
Raspadskaya OJSC	586	3,148
Rosneft Oil Co. PJSC	2,287	16,994
Rostelecom PJSC	2,632	2,531
RusHydro PJSC	250,330	2,377
Sberbank of Russia PJSC	21,738	74,859
Severstal PAO	487	9,472
Sistema PJSFC	17,276	4,478
Surgutneftegas PJSC	18,011	8,459
Surgutneftegas PJSC, Preference Shares	16,402	7,915
Tatneft PJSC	4,111	26,392
Transneft PJSC, Preference Shares	1	1,918
United Co. RUSAL International PJSC(a)	7,760	7,285
VTB Bank PJSC	13,924,072	7,864
		524,315
Saudi Arabia-4.18%
Abdullah Al Othaim Markets Co.	161	4,549
Advanced Petrochemical Co.	786	15,716
Al Rajhi Bank	2,548	100,906
Almarai Co. JSC	232	3,041
Arab National Bank	1,176	8,682
Arabian Centres Co. Ltd.	1,098	6,702
Bank AlBilad(a)	1,604	23,909
Banque Saudi Fransi	1,450	20,212
Bupa Arabia for Cooperative Insurance Co.	307	12,191
Company for Cooperative Insurance (The)	378	7,853
Dallah Healthcare Co.	230	5,333
Dr Sulaiman Al Habib Medical Services Group Co.	155	6,817
Emaar Economic City(a)	1,565	5,381
Etihad Etisalat Co.	456	3,971
Fawaz Abdulaziz Al Hokair & Co.(a)	772	3,398
Jarir Marketing Co.	263	14,135
Mobile Telecommunications Co.(a)	1,499	5,355

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Saudi Arabia-(continued)
Mouwasat Medical Services Co.	143	$7,570
National Industrialization Co.(a)	1,464	8,892
National Petrochemical Co.	765	8,651
Qassim Cement Co. (The)	316	6,738
Rabigh Refining & Petrochemical Co.(a)	389	2,527
Riyad Bank	2,511	22,816
SABIC Agri-Nutrients Co.	718	32,405
Sahara International Petrochemical Co.	1,486	17,161
Saudi Airlines Catering Co.(a)	498	11,092
Saudi Arabian Mining Co.(a)	1,008	24,690
Saudi Arabian Oil Co.(b)	2,714	27,051
Saudi Basic Industries Corp.	1,479	49,246
Saudi British Bank (The)	2,189	23,473
Saudi Cement Co.	361	5,388
Saudi Electricity Co.	1,026	7,190
Saudi Ground Services Co.(a)	540	4,906
Saudi Industrial Investment Group	984	8,969
Saudi Kayan Petrochemical Co.(a)	2,581	13,526
Saudi National Bank (The)	4,584	90,463
Saudi Research & Media Group(a)	157	10,018
Saudi Telecom Co.	1,061	33,294
Saudia Dairy & Foodstuff Co.	214	9,274
Savola Group (The)	385	3,506
Southern Province Cement Co.	523	9,744
Yanbu National Petrochemical Co., Class A	421	7,635
		694,376
South Africa-3.91%
Absa Group Ltd.	1,732	19,020
African Rainbow Minerals Ltd.	304	4,477
Anglo American Platinum Ltd.	139	16,850
Aspen Pharmacare Holdings Ltd.	983	13,335
AVI Ltd.	565	2,788
Barloworld Ltd.	630	5,417
Bid Corp. Ltd.	679	14,684
Bidvest Group Ltd. (The)	927	11,283
Capitec Bank Holdings Ltd.	160	20,922
Clicks Group Ltd.(c)	696	13,278
Coronation Fund Managers Ltd.	858	2,841
Dis-Chem Pharmacies Ltd.(b)	1,965	4,528
Discovery Ltd.(a)	881	8,821
Exxaro Resources Ltd.	388	4,176
FirstRand Ltd.	11,407	45,709
Fortress REIT Ltd., Class A	3,403	2,848
Foschini Group Ltd. (The)	646	5,332
Gold Fields Ltd.	2,183	22,999
Growthpoint Properties Ltd.	8,058	7,654
Harmony Gold Mining Co. Ltd.	1,359	4,938
Impala Platinum Holdings Ltd.	1,958	29,799
Investec Ltd.	643	3,631
Kumba Iron Ore Ltd.	163	5,765
Liberty Holdings Ltd.(a)	388	2,475
Life Healthcare Group Holdings Ltd.	4,166	6,116
Momentum Metropolitan Holdings	2,313	3,039
Mr Price Group Ltd.	546	7,215
MTN Group Ltd.(a)	4,074	51,150
MultiChoice Group	1,199	9,718
Naspers Ltd., Class N	480	77,361
Nedbank Group Ltd.	822	10,123
Netcare Ltd.	4,386	4,202
Northam Platinum Holdings Ltd.(a)	612	8,070
Pepkor Holdings Ltd.(b)	3,561	5,205
Pick n Pay Stores Ltd.	862	2,847
	Shares	Value
South Africa-(continued)
Rand Merchant Investment Holdings Ltd.	2,275	$7,208
Redefine Properties Ltd.	18,837	4,960
Remgro Ltd.	1,481	12,699
Resilient REIT Ltd.	702	2,739
Royal Bafokeng Platinum Ltd.	499	5,311
Sanlam Ltd.	4,314	17,684
Santam Ltd.	197	3,426
Sappi Ltd.(a)	1,678	4,667
Sasol Ltd.(a)	1,023	22,777
Shoprite Holdings Ltd.	1,329	18,089
Sibanye Stillwater Ltd.	6,687	24,610
SPAR Group Ltd. (The)	510	5,560
Standard Bank Group Ltd.	3,062	29,655
Telkom S.A. SOC Ltd.	959	3,075
Tiger Brands Ltd.(c)	492	5,866
Truworths International Ltd.	1,341	4,916
Vodacom Group Ltd.	1,114	10,573
Woolworths Holdings Ltd.	2,194	7,534
		649,965
Taiwan-17.77%
Accton Technology Corp.	1,497	14,352
Acer, Inc.	8,145	8,438
Advantech Co. Ltd.	1,083	15,150
ASE Technology Holding Co. Ltd.	8,728	32,247
Asia Cement Corp.	5,972	9,490
ASMedia Technology, Inc.	107	6,114
Asustek Computer, Inc.	1,367	17,727
AU Optronics Corp.	21,691	16,207
Capital Securities Corp.	6,241	3,671
Catcher Technology Co. Ltd.	665	3,741
Cathay Financial Holding Co. Ltd.	20,331	47,013
Chailease Holding Co. Ltd.	2,718	25,033
Chang Hwa Commercial Bank Ltd.	18,153	11,624
Cheng Shin Rubber Industry Co. Ltd.	5,887	7,392
Chicony Electronics Co. Ltd.	3,083	9,877
China Airlines Ltd.(a)	5,764	5,018
China Development Financial Holding Corp.	30,241	20,053
China Steel Corp.	30,603	37,091
Chunghwa Telecom Co. Ltd.	8,916	37,833
Compal Electronics, Inc.	11,687	10,603
CTBC Financial Holding Co. Ltd.	38,821	38,911
Delta Electronics, Inc.	5,379	52,062
E.Sun Financial Holding Co. Ltd.	18,170	19,065
Eclat Textile Co. Ltd.	414	9,200
ENNOSTAR, Inc.(a)	2,373	7,846
Eva Airways Corp.(a)	6,125	5,460
Evergreen Marine Corp. Taiwan Ltd.	6,192	26,068
Far Eastern International Bank	5,694	2,245
Far Eastern New Century Corp.	11,789	12,313
Far EasTone Telecommunications Co. Ltd.	5,264	12,358
Feng TAY Enterprise Co. Ltd.	1,209	9,923
First Financial Holding Co. Ltd.	24,460	22,258
Formosa Chemicals & Fibre Corp.	8,470	24,049
Formosa Petrochemical Corp.	2,145	7,426
Formosa Plastics Corp.	11,867	44,921
Formosa Taffeta Co. Ltd.	5,535	5,721
Foxconn Technology Co. Ltd.	2,991	6,554
Fubon Financial Holding Co. Ltd.	18,874	51,832
Giant Manufacturing Co. Ltd.	537	6,133
Globalwafers Co. Ltd.	547	15,726
Hiwin Technologies Corp.	414	3,994
Hon Hai Precision Industry Co. Ltd.	27,457	102,147

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Taiwan-(continued)
Hotai Motor Co. Ltd.	627	$13,766
HTC Corp.(a)	5,379	12,825
Hua Nan Financial Holdings Co. Ltd.	21,842	17,310
Innolux Corp.	21,000	13,149
Inventec Corp.	8,466	7,772
Largan Precision Co. Ltd.	263	19,307
Lite-On Technology Corp.	3,846	8,799
MediaTek, Inc.	3,439	134,089
Mega Financial Holding Co. Ltd.	24,848	33,236
Micro-Star International Co. Ltd.	1,980	11,125
momo.com, Inc.	124	5,127
Nan Ya Plastics Corp.	12,050	37,522
Nan Ya Printed Circuit Board Corp.	565	9,940
Nien Made Enterprise Co. Ltd.	135	1,914
Novatek Microelectronics Corp.	1,421	24,796
Oneness Biotech Co. Ltd.(a)	356	3,089
Pegatron Corp.	3,910	9,814
Pou Chen Corp.	6,194	7,184
President Chain Store Corp.	1,586	15,220
Quanta Computer, Inc.	6,516	22,072
Realtek Semiconductor Corp.	1,235	23,979
Shanghai Commercial & Savings Bank Ltd. (The)	8,884	14,970
Shin Kong Financial Holding Co. Ltd.	30,108	12,129
Sino-American Silicon Products, Inc.	948	7,370
SinoPac Financial Holdings Co. Ltd.	29,887	17,848
Synnex Technology International Corp.	5,674	14,004
Taishin Financial Holding Co. Ltd.	20,304	14,495
Taiwan Business Bank	6,716	2,504
Taiwan Cement Corp.	11,343	19,123
Taiwan Cooperative Financial Holding Co. Ltd.	24,775	23,755
Taiwan Fertilizer Co. Ltd.	3,552	8,557
Taiwan Glass Industry Corp.	3,939	3,276
Taiwan Mobile Co. Ltd.	2,752	9,870
Taiwan Semiconductor Manufacturing Co. Ltd.	56,058	1,276,608
Teco Electric and Machinery Co. Ltd.	6,664	7,020
Transcend Information, Inc.	3,000	7,614
U-Ming Marine Transport Corp.	2,000	3,835
Unimicron Technology Corp.	3,086	23,103
Uni-President Enterprises Corp.	11,513	28,177
United Microelectronics Corp.	28,995	58,297
Vanguard International Semiconductor Corp.	2,713	13,239
Voltronic Power Technology Corp.	128	6,517
Walsin Lihwa Corp.(a)	8,145	7,554
Walsin Technology Corp.(a)	1,283	6,984
Wan Hai Lines Ltd.	2,023	11,032
Win Semiconductors Corp.	1,108	13,717
Winbond Electronics Corp.	6,000	6,634
Wistron Corp.	6,188	7,013
Wiwynn Corp.	261	9,582
Yageo Corp.(a)	1,058	17,874
Yang Ming Marine Transport Corp.(a)	3,505	12,901
Yuanta Financial Holding Co. Ltd.	29,951	27,484
Zhen Ding Technology Holding Ltd.	609	2,101
		2,952,108
Tanzania-0.12%
AngloGold Ashanti Ltd.	1,066	19,725
Thailand-2.37%
Advanced Info Service PCL, NVDR	2,888	19,181
Airports of Thailand PCL, NVDR(a)	11,427	21,947
Asset World Corp. PCL, NVDR(a)	20,599	3,047
B. Grimm Power PCL, NVDR	2,033	2,172
	Shares	Value
Thailand-(continued)
Bangkok Dusit Medical Services PCL, NVDR	23,368	$15,744
Bangkok Expressway & Metro PCL, NVDR	23,338	5,764
Banpu PCL, NVDR	12,816	4,273
Berli Jucker PCL, NVDR	2,888	2,758
BTS Group Holdings PCL, NVDR	23,230	6,435
Bumrungrad Hospital PCL, NVDR	924	3,920
Central Pattana PCL, NVDR	6,802	11,160
Charoen Pokphand Foods PCL, NVDR	9,652	7,355
CP ALL PCL, NVDR	13,062	24,745
Delta Electronics Thailand PCL, NVDR	684	7,167
Electricity Generating PCL, NVDR	756	3,865
Energy Absolute PCL, NVDR	5,517	14,838
Global Power Synergy PCL, NVDR	1,169	2,755
Gulf Energy Development PCL, NVDR	11,427	16,907
Home Product Center PCL, NVDR	16,712	7,098
Indorama Ventures PCL, NVDR	5,664	8,081
Intouch Holdings PCL, NVDR	6,507	15,080
IRPC PCL, NVDR	29,907	3,429
Krung Thai Bank PCL, NVDR	14,381	6,069
Krungthai Card PCL, NVDR	4,106	7,424
Land & Houses PCL, NVDR	19,431	5,735
Minor International PCL, NVDR(a)	10,558	9,713
Muangthai Capital PCL, NVDR	2,115	3,583
Osotspa PCL, NVDR	3,452	3,352
PTT Exploration & Production PCL, NVDR	3,114	12,146
PTT Global Chemical PCL, NVDR	6,369	10,849
PTT PCL, NVDR	33,099	38,771
Ratch Group PCL, NVDR	2,207	2,953
Siam Cement PCL (The), NVDR	2,177	25,232
Siam Commercial Bank PCL (The), NVDR	6,634	25,095
Siam Makro PCL, NVDR	4,328	5,232
Srisawad Corp. PCL, NVDR	1,936	3,520
Thai Oil PCL, NVDR	2,900	4,585
Thai Union Group PCL, NVDR	8,594	5,402
TMBThanachart Bank PCL, NVDR	105,201	4,312
Total Access Communication PCL, NVDR	4,010	5,570
True Corp. PCL, NVDR	41,363	5,988
		393,252
Turkey-0.43%
Akbank T.A.S.	6,345	3,803
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,326	2,870
Arcelik A.S.	613	2,359
Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,871	3,024
BIM Birlesik Magazalar A.S.	1,299	6,839
Coca-Cola Icecek A.S.	275	2,346
Enka Insaat ve Sanayi A.S.	2,842	3,317
Eregli Demir ve Celik Fabrikalari TAS	3,162	6,430
Ford Otomotiv Sanayi A.S.	173	3,207
Gubre Fabrikalari TAS(a)	480	2,839
Haci Omer Sabanci Holding A.S.	3,092	3,513
KOC Holding A.S.	2,293	5,573
Petkim Petrokimya Holding A.S.(a)	3,914	2,523
Sasa Polyester Sanayi A.S.(a)	479	1,685
Turk Hava Yollari AO(a)	3,165	6,806
Turkcell Iletisim Hizmetleri A.S.	2,746	3,826
Turkiye Garanti Bankasi A.S.	3,842	3,424
Turkiye Is Bankasi A.S., Class C	3,905	2,430
Turkiye Petrol Rafinerileri A.S.(a)	220	2,820
Turkiye Sise ve Cam Fabrikalari A.S.	2,188	2,251
		71,885

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
United Arab Emirates-1.33%
Abu Dhabi Commercial Bank PJSC	7,009	$17,098
Abu Dhabi Islamic Bank PJSC	2,403	4,552
Abu Dhabi National Oil Co. for Distribution PJSC	1,043	1,173
ADNOC Drilling Co. PJSC(a)	2,733	2,567
Air Arabia PJSC(a)	16,490	6,510
Aldar Properties PJSC	10,188	11,501
Dana Gas PJSC	30,770	8,545
Dubai Financial Market PJSC(a)	5,548	3,632
Dubai Investments PJSC	19,850	12,355
Dubai Islamic Bank PJSC	4,786	7,185
Emaar Development PJSC(a)	5,308	6,242
Emaar Properties PJSC	7,575	10,079
Emirates NBD Bank PJSC	4,393	16,054
Emirates Telecommunications Group Co. PJSC	6,417	57,827
First Abu Dhabi Bank PJSC	10,283	56,085
		221,405
United States-0.18%
JBS S.A.	2,418	15,979
Parade Technologies Ltd.	178	13,185
		29,164
Total Common Stocks & Other Equity Interests (Cost $15,239,657)		15,219,987
Exchange-Traded Funds-8.33%
India-8.33%
Invesco India ETF(i)	26,747	709,866
iShares MSCI India ETF(c)	14,693	673,968
Total Exchange-Traded Funds (Cost $1,292,331)		1,383,834
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(i)(j) (Cost $4,113)	4,113	$4,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $16,536,101)		16,607,934
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.17%
Invesco Private Government Fund, 0.02%(i)(j)(k)	257,490	257,490
Invesco Private Prime Fund, 0.11%(i)(j)(k)	600,690	600,810
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $858,300)		858,300
TOTAL INVESTMENTS IN SECURITIES-105.11% (Cost $17,394,401)		17,466,234
OTHER ASSETS LESS LIABILITIES-(5.11)%		(849,030)
NET ASSETS-100.00%		$16,617,204

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust
Rts.-Rights
TBA-To Be Announced

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $1,534,966, which represented 9.24% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco India ETF	$518,180	$239,400	$(42,275)	$(28,634)	$23,195	$709,866	$4,983
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2022
(Unaudited)
	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$76,781	$242,277	$(314,945)	$-	$-	$4,113	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	120,790	1,182,363	(1,045,663)	-	-	257,490	6*
Invesco Private Prime Fund	281,842	2,376,674	(2,057,698)	-	(8)	600,810	75*
Total	$997,593	$4,040,714	$(3,460,581)	$(28,634)	$23,187	$1,572,279	$5,065

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$60,682,878	$-	$60,682,878
Money Market Funds	125,054	-	-	125,054
Total Investments	$125,054	$60,682,878	$-	$60,807,932
Invesco PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,018,419	$94,623,210	$21	$103,641,650
Money Market Funds	-	1,993,307	-	1,993,307
Total Investments	$9,018,419	$96,616,517	$21	$105,634,957
Invesco PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,649,177	$11,565,153	$5,657	$15,219,987
Exchange-Traded Funds	1,383,834	-	-	1,383,834
Money Market Funds	4,113	858,300	-	862,413
Total Investments	$5,037,124	$12,423,453	$5,657	$17,466,234